UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2009

Item 1:   Reports to Shareholders.

2009

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett Capital Structure Fund*

For the six-month period ended May 31, 2009

* Formerly known as America's Value Fund

Lord Abbett Research Fund

Lord Abbett Capital Structure Fund

Semiannual Report

For the six-month period ended May 31, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Capital Structure Fund for the six-month period ended May 31, 2009. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 through May 31, 2009).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 12/1/08 – 5/31/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/08	5/31/09	12/1/08 – 5/31/09
Class A
Actual	$1,000.00	$1,074.00	$7.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.99	$6.99
Class B
Actual	$1,000.00	$1,071.10	$10.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.75	$10.25
Class C
Actual	$1,000.00	$1,072.10	$10.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.75	$10.25
Class F
Actual	$1,000.00	$1,076.70	$5.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.74
Class I
Actual	$1,000.00	$1,077.90	$5.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.73	$5.24
Class P
Actual	$1,000.00	$1,074.50	$7.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.49	$7.49
Class R2
Actual	$1,000.00	$1,074.10	$6.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.34	$6.64
Class R3
Actual	$1,000.00	$1,074.10	$7.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.70

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.39% for Class A, 2.04% for Classes B and C, 1.14% for Class F, 1.04% for Class I, 1.49% for Class P, 1.32% for Class R2 and 1.53% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2009

Sector*	%**
Consumer Discretionary	7.30%
Consumer Staples	14.50%
Energy	10.64%
Financials	14.52%
Healthcare	13.34%
Industrials	7.12%
Sector*	%**
Information Technology	10.21%
Materials	4.36%
Telecommunication Services	9.52%
Utilities	7.62%
Short-Term Investment	0.87%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

3

Schedule of Investments (unaudited)

May 31, 2009

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.35%
COMMON STOCKS 53.08%
Aerospace & Defense 1.11%
Hexcel Corp.*	225	$2,405,250
Honeywell International, Inc.	150	4,974,000
Lockheed Martin Corp.	40	3,345,200
Moog, Inc. Class A*	125	2,987,500
Total		13,711,950
Automobiles 0.59%
Honda Motor Co., Ltd. ADR	250	7,257,500
Beverages 0.67%
PepsiCo, Inc.	160	8,328,000
Biotechnology 1.00%
Amgen, Inc.*	65	3,246,100
BioMarin Pharmaceutical, Inc.*	200	2,796,000
Celgene Corp.*	150	6,336,000
Total		12,378,100
Capital Markets 1.51%
Bank of New York Mellon Corp. (The)	220	6,111,600
BlackRock, Inc.	20	3,190,000
Northern Trust Corp.	75	4,323,750
T. Rowe Price Group, Inc.	125	5,071,250
Total		18,696,600
Chemicals 0.50%
Monsanto Co.	75	6,161,250
Commercial Banks 1.50%
PNC Financial Services Group, Inc. (The)	120	5,466,000
U.S. Bancorp	350	6,720,000
Wells Fargo & Co.	250	6,375,000
Total		18,561,000
Commercial Services & Supplies 0.22%
R.R. Donnelley & Sons Co.	200	2,696,000

See Notes to Financial Statements.
4

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Shares (000)	Value
Communications Equipment 1.20%
Corning, Inc.	150	$2,205,000
Nokia Corp. ADR	197	3,017,160
QUALCOMM, Inc.	220	9,589,800
Total		14,811,960
Computers & Peripherals 1.66%
Apple, Inc.*	60	8,148,600
Hewlett-Packard Co.	220	7,557,000
International Business Machines Corp.	45	4,782,600
Total		20,488,200
Containers & Packaging 0.80%
Ball Corp.	250	9,950,000
Distributors 0.54%
Genuine Parts Co.	200	6,696,000
Diversified Financials 1.90%
Charles Schwab Corp. (The)	125	2,200,000
JPMorgan Chase & Co.	500	18,450,000
State Street Corp.	61	2,847,385
Total		23,497,385
Diversified Telecommunication Services 5.67%
AT&T, Inc.	1,260	31,242,837
EMBARQ Corp.	275	11,555,500
Qwest Communications International, Inc.	4,500	19,620,000
Verizon Communications, Inc.	150	4,389,000
Windstream Corp.	400	3,364,000
Total		70,171,337
Electric: Utilities 0.75%
TECO Energy, Inc.	200	2,244,000
UniSource Energy Corp.	275	6,996,000
Total		9,240,000
Electrical Equipment 0.44%
Emerson Electric Co.	170	5,455,300

See Notes to Financial Statements.
5

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Shares (000)	Value
Electronic Equipment, Instruments & Components 0.23%
FLIR Systems, Inc.*	125	$2,807,500
Energy Equipment & Services 0.37%
Halliburton Co.	200	4,586,000
Food & Staples Retailing 2.96%
CVS Caremark Corp.	220	6,556,000
Ingles Markets, Inc. Class A	443	6,624,590
Kroger Co. (The)	165	3,762,000
SUPERVALU, INC.	165	2,739,000
Wal-Mart Stores, Inc.	340	16,926,522
Total		36,608,112
Food Products 4.14%
Campbell Soup Co.	200	5,544,000
H.J. Heinz Co.	325	11,888,500
Kellogg Co.	358	15,500,800
Kraft Foods, Inc. Class A	700	18,277,000
Total		51,210,300
Gas Utilities 0.41%
National Fuel Gas Co.	150	5,029,500
Hotels, Restaurants & Leisure 1.52%
Carnival Corp. Unit	100	2,544,000
Marriott International, Inc. Class A	160	3,737,600
McDonald's Corp.	150	8,848,500
Starwood Hotels & Resorts Worldwide, Inc.	150	3,670,500
Total		18,800,600
Household Durables 0.88%
Snap-on, Inc.	350	10,902,500
Household Products 0.57%
Procter & Gamble Co. (The)	135	7,011,900
Independent Power Producers & Energy Traders 0.19%
NRG Energy, Inc.*	103	2,307,690

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Shares (000)	Value
Industrial Conglomerates 0.71%
3M Co.	60	$3,426,000
General Electric Co.	400	5,392,000
Total		8,818,000
Information Technology Services 0.21%
SAIC, Inc.*	150	2,620,500
Insurance 1.75%
ACE Ltd. (Switzerland)(a)	335	14,736,650
Aon Corp.	100	3,600,000
MetLife, Inc.	107	3,380,265
Total		21,716,915
Machinery 0.88%
Actuant Corp. Class A	200	2,456,000
Danaher Corp.	100	6,035,000
Oshkosh Corp.	200	2,374,000
Total		10,865,000
Metals & Mining 0.08%
Allegheny Technologies, Inc.	30	1,062,300
Multi-Line Retail 1.04%
J.C. Penney Co., Inc.	150	3,913,500
Kohl's Corp.*	100	4,247,000
Target Corp.	120	4,716,000
Total		12,876,500
Multi-Utilities & Unregulated Power 0.28%
Ameren Corp.	150	3,489,000
Oil & Gas 7.09%
Chevron Corp.	367	24,487,891
ConocoPhillips	275	12,606,000
Devon Energy Corp.	40	2,529,600
EOG Resources, Inc.	245	17,946,188
Exxon Mobil Corp.	100	6,935,000
Hess Corp.	128	8,503,543

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Shares (000)	Value
Oil & Gas (continued)
Marathon Oil Corp.	125	$3,985,000
Transocean Ltd. (Switzerland)*(a)	100	7,948,000
XTO Energy, Inc.	65	2,780,050
Total		87,721,272
Pharmaceuticals 5.06%
Bristol-Myers Squibb Co.	600	11,952,000
Johnson & Johnson	150	8,274,000
Merck & Co., Inc.	127	3,508,176
Mylan, Inc.*	1,612	21,294,520
Pfizer, Inc.	800	12,152,000
Teva Pharmaceutical Industries Ltd. ADR	118	5,475,116
Total		62,655,812
Road & Rail 0.90%
Burlington Northern Santa Fe Corp.	85	6,157,400
Union Pacific Corp.	100	4,927,000
Total		11,084,400
Semiconductor Equipment & Products 0.28%
Intel Corp.	220	3,458,400
Semiconductors & Semiconductor Equipment 0.56%
Broadcom Corp. Class A*	185	4,713,800
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	200	2,188,000
Total		6,901,800
Software 2.37%
Adobe Systems, Inc.*	200	5,636,000
Citrix Systems, Inc.*	185	5,810,850
Microsoft Corp.	535	11,176,150
Oracle Corp.	260	5,093,400
VMware, Inc.*	50	1,552,000
Total		29,268,400
Specialty Retail 0.28%
Home Depot, Inc. (The)	150	3,474,000

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments			Shares (000)	Value
Tobacco 0.14%
Altria Group, Inc.			103	$1,758,561
Wireless Telecommunication Services 0.12%
DigitalGlobe, Inc.*			80	1,442,400
Total Common Stocks (cost $727,664,203)				656,577,944
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.53%
Aerospace & Defense 0.48%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$6,000	5,925,000
Beverages 0.27%
Molson Coors Brewing Co.	2.50%	7/30/2013	3,000	3,311,250
Biotechnology 1.42%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	4,000	4,125,000
CV Therapeutics, Inc.	3.25%	8/16/2013	1,500	1,500,000
Gilead Sciences, Inc.	0.625%	5/1/2013	7,000	8,522,500
Millipore Corp.	3.75%	6/1/2026	3,500	3,395,000
Total				17,542,500
Building Products 0.45%
General Cable Corp.	1.00%	10/15/2012	7,000	5,556,250
Capital Markets 0.13%
Conseco, Inc. (Zero Coupon after 9/30/2010)(b)	3.50%	9/30/2035	3,850	1,549,625
Commercial Services & Supplies 0.32%
CRA International, Inc.	2.875%	6/15/2034	4,000	3,970,000
Diversified Telecommunication Services 0.20%
Qwest Communications International, Inc.	3.50%	11/15/2025	2,500	2,528,125
Electrical Equipment 0.39%
Roper Industries, Inc.	Zero Coupon	1/15/2034	9,000	4,860,000

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronic Equipment, Instruments & Components 0.37%
Itron, Inc.	2.50%	8/1/2026	$4,000	$4,545,000
Energy Equipment & Services 0.23%
SunPower Corp.	4.75%	4/15/2014	2,275	2,795,406
Healthcare Providers & Services 0.28%
Five Star Quality Care, Inc.	3.75%	10/15/2026	6,000	3,525,000
Information Technology Services 0.53%
Symantec Corp.	0.75%	6/15/2011	6,500	6,573,125
Internet Software & Services 0.42%
Equinix, Inc.	2.50%	4/15/2012	5,500	5,245,625
Media 0.11%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	4,000	1,340,000
Metals & Mining 0.92%
ArcelorMittal (Luxembourg)(a)	5.00%	5/15/2014	1,300	1,654,250
Newmont Mining Corp.	1.25%	7/15/2014	4,000	4,940,000
Newmont Mining Corp.	3.00%	2/15/2012	1,310	1,627,675
Placer Dome, Inc. (Canada)(a)	2.75%	10/15/2023	2,000	3,160,000
Total				11,381,925
Pharmaceuticals 1.05%
Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	10,000	11,037,500
Wyeth	0.965%#	1/15/2024	2,000	1,997,600
Total				13,035,100
Real Estate 0.22%
ProLogis	2.25%	4/1/2037	3,500	2,738,750
Semiconductors & Semiconductor Equipment 0.33%
Intel Corp.	2.95%	12/15/2035	5,000	4,068,750
Software 0.41%
EMC Corp.	1.75%	12/1/2011	5,000	5,018,750
Total Convertible Bonds (cost $118,517,477)				105,510,181

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Interest Rate	Shares (000)	Value
CONVERTIBLE PREFERRED STOCKS 3.78%
Commercial Banks 0.84%
Wells Fargo & Co.	7.50%	14	$10,430,000
Electric: Utilities 0.34%
CMS Energy Corp.	4.50%	70	4,271,344
Food Products 1.09%
Archer Daniels Midland Co.	6.25%	200	7,200,000
Bunge Ltd.	4.875%	75	6,243,750
Total			13,443,750
Metals & Mining 0.14%
Freeport-McMoRan Copper & Gold, Inc.	6.75%	20	1,689,600
Oil & Gas 0.81%
El Paso Corp.	4.99%	12	10,023,000
Pharmaceuticals 0.55%
Mylan, Inc.	6.50%	8	6,802,000
Thrifts & Mortgage Finance 0.01%
Fannie Mae	8.75%	100	107,000
Total Convertible Preferred Stocks (cost $60,634,619)			46,766,694
			U.S. $ Value
FOREIGN COMMON STOCKS(C) 3.97%
Australia 0.88%
Beverages
Coca-Cola Amatil Ltd.		1,602	10,875,556
Belgium 0.40%
Food & Staples Retailing
Delhaize Group		66	4,898,578

See Notes to Financial Statements.
11

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments			Shares (000)	U.S. $ Value
France 0.35%
Commercial Banks
BNP Paribas SA			63	$4,336,989
Germany 0.72%
Diversified Telecommunication Services 0.32%
Deutsche Telekom AG Registered Shares			346	3,980,566
Household Products 0.40%
Henkel KGaA			183	4,939,455
Total Germany				8,920,021
Switzerland 1.62%
Food Products 0.91%
Nestle SA Registered Shares			311	11,328,115
Pharmaceuticals 0.71%
Roche Holding Ltd. AG			64	8,733,860
Total Switzerland				20,061,975
Total Foreign Common Stocks (cost $56,883,234)				49,093,119
	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.53%
Federal National Mortgage Assoc.	5.00%	1/1/2039	$4,265	4,372,500
Federal National Mortgage Assoc.	5.50%	6/1/2036-2/1/2038	18,960	19,631,227
Federal National Mortgage Assoc.	6.00%	11/1/2034-12/1/2035	15,251	16,051,138
Federal National Mortgage Assoc.	6.50%	4/1/2035	3,329	3,556,527
Total Government Sponsored Enterprises Pass-Throughs (cost $42,440,581)				43,611,392
HIGH YIELD CORPORATE BONDS 25.42%
Air Freight & Couriers 0.13%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	3,700	1,651,125
Auto Components 0.11%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,500	367,500
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	950	950,000
Total				1,317,500

See Notes to Financial Statements.
12

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverages 0.96%
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	$3,500	$3,771,204
Constellation Brands, Inc.	7.25%	5/15/2017	1,500	1,406,250
Constellation Brands, Inc.	8.125%	1/15/2012	4,000	4,000,000
PepsiCo, Inc.	7.90%	11/1/2018	2,300	2,758,625
Total				11,936,079
Biotechnology 0.21%
Amgen, Inc.	5.70%	2/1/2019	2,500	2,581,280
Chemicals 0.24%
Equistar Chemicals LP(d)	7.55%	2/15/2026	3,000	915,000
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	6,500	2,047,500
Total				2,962,500
Commercial Banks 0.67%
Bank of America Corp.	5.75%	12/1/2017	2,500	2,236,577
Wachovia Corp.	5.50%	5/1/2013	2,000	2,039,404
Wells Fargo & Co.	5.625%	12/11/2017	4,200	4,004,041
Total				8,280,022
Commercial Services & Supplies 0.70%
Allied Waste North America, Inc.	7.25%	3/15/2015	5,475	5,481,384
Bunge NA Finance LP	5.90%	4/1/2017	1,625	1,425,188
CGG Veritas (France)(a)	7.75%	5/15/2017	1,925	1,703,625
Total				8,610,197
Communications Equipment 0.27%
Hughes Network Systems LLC	9.50%	4/15/2014	3,500	3,395,000
Consumer Finance 0.99%
American Express Credit Corp.	7.30%	8/20/2013	5,000	5,066,020
Ford Motor Credit Co. LLC	7.375%	10/28/2009	5,775	5,633,108
Ford Motor Credit Co. LLC	8.00%	6/1/2014	1,900	1,529,500
Total				12,228,628
Containers & Packaging 0.68%
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	6,000	5,190,000
Graphic Packaging International Corp.	9.50%	8/15/2013	3,400	3,196,000
Total				8,386,000

See Notes to Financial Statements.
13

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Financials 0.69%
Ashtead Capital, Inc.†	9.00%	8/15/2016	$2,025	$1,508,625
RBS Global & Rexnord Corp.	8.875%	9/1/2016	3,000	2,190,000
RBS Global & Rexnord Corp.	9.50%	8/1/2014	3,500	2,940,000
RBS Global & Rexnord Corp.	11.75%	8/1/2016	3,000	1,905,000
Total				8,543,625
Diversified Telecommunication Services 2.23%
AT&T, Inc.	5.80%	2/15/2019	1,950	2,004,854
Cincinnati Bell, Inc.	7.00%	2/15/2015	10,000	9,225,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	8,500	8,521,250
Syniverse Technologies, Inc.	7.75%	8/15/2013	5,000	4,312,500
Windstream Corp.	7.00%	3/15/2019	4,000	3,590,000
Total				27,653,604
Electric: Utilities 3.45%
Black Hills Corp.	9.00%	5/15/2014	3,650	3,714,422
Central Illinois Light Co.	8.875%	12/15/2013	3,000	3,337,440
Commonwealth Edison Co.	5.80%	3/15/2018	8,500	8,388,905
Edison Mission Energy	7.00%	5/15/2017	5,000	3,650,000
Edison Mission Energy	7.75%	6/15/2016	7,025	5,479,500
Illinois Power Co.	9.75%	11/15/2018	5,000	5,557,400
Northeast Utilities	5.65%	6/1/2013	3,500	3,499,615
PacifiCorp	5.50%	1/15/2019	1,150	1,194,120
RRI Energy, Inc.	7.875%	6/15/2017	2,000	1,690,000
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	9,000	5,377,500
Toledo Edison Co. (The)	7.25%	5/1/2020	750	773,190
Total				42,662,092
Electrical Equipment 0.33%
Baldor Electric Co.	8.625%	2/15/2017	4,500	4,117,500
Electronic Equipment, Instruments & Components 0.88%
Emerson Electric Co.	5.25%	10/15/2018	5,000	5,112,920
L-3 Communications Corp.	7.625%	6/15/2012	3,500	3,504,375
Roper Industries, Inc.	6.625%	8/15/2013	2,225	2,240,875
Total				10,858,170
Energy Equipment & Services 0.05%
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	700	617,750

See Notes to Financial Statements.
14

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food Products 0.50%
General Mills, Inc.	5.20%	3/17/2015	$6,000	$6,246,096
Healthcare Equipment & Supplies 1.05%
Bio-Rad Laboratories, Inc.†	8.00%	9/15/2016	2,000	2,010,000
Biomet, Inc.	10.00%	10/15/2017	4,450	4,572,375
HCA, Inc.	9.125%	11/15/2014	6,450	6,353,250
Total				12,935,625
Healthcare Providers & Services 1.24%
Community Health Systems	8.875%	7/15/2015	9,000	8,943,750
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,255,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	3,120,000
Total				15,318,750
Hotels, Restaurants & Leisure 0.47%
Gaylord Entertainment Co.	8.00%	11/15/2013	2,000	1,657,500
McDonald's Corp.	5.00%	2/1/2019	2,800	2,832,942
River Rock Entertainment Authority	9.75%	11/1/2011	1,700	1,249,500
Station Casinos, Inc.	6.50%	2/1/2014	4,000	140,000
Total				5,879,942
Household Durables 0.37%
Lennar Corp.†	12.25%	6/1/2017	2,500	2,587,500
Whirlpool Corp.	8.60%	5/1/2014	2,000	2,023,308
Total				4,610,808
Independent Power Producers & Energy Traders 1.56%
AES Corp. (The)	8.00%	10/15/2017	4,750	4,441,250
Dynegy Holdings, Inc.	8.375%	5/1/2016	8,000	6,480,000
Mirant Americas Generation LLC	9.125%	5/1/2031	7,000	5,442,500
NRG Energy, Inc.	7.25%	2/1/2014	3,000	2,880,000
Total				19,243,750
Information Technology Services 0.27%
SunGard Data Systems, Inc.	9.125%	8/15/2013	3,500	3,386,250
Insurance 0.23%
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	2,500	2,810,662

See Notes to Financial Statements.
15

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure Equipment & Products 0.35%
Expedia, Inc.†	8.50%	7/1/2016	$2,250	$2,148,750
Speedway Motorsports, Inc.†	8.75%	6/1/2016	2,200	2,205,500
Total				4,354,250
Media 0.78%
Affinion Group, Inc.	11.50%	10/15/2015	2,500	2,168,750
Barrington Broadcasting Group LLC	10.50%	8/15/2014	3,125	609,375
CBS Corp.	8.875%	5/15/2019	500	497,673
CCH I LLC(d)	11.75%	5/15/2014	3,500	48,125
CCH I LLC/CCH I Capital Corp.(d)	11.00%	10/1/2015	3,000	360,000
Mediacom Broadband LLC	8.50%	10/15/2015	4,175	3,820,125
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	2,160,000
Total				9,664,048
Metals & Mining 0.87%
Aleris International, Inc.(d)	10.00%	12/15/2016	1,800	15,750
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	5,000	4,969,520
Noranda Aluminum Acquisition Corp. PIK	5.413%	5/15/2015	5,184	2,773,239
Teck Resources Ltd. (Canada)†(a)	9.75%	5/15/2014	3,000	2,987,874
Total				10,746,383
Multi-Utilities & Unregulated Power 0.59%
NiSource Finance Corp.	10.75%	3/15/2016	3,000	3,272,685
Williams Cos., Inc. (The)	8.125%	3/15/2012	3,960	4,052,228
Total				7,324,913
Oil & Gas 2.01%
Cameron International Corp.	6.375%	7/15/2018	1,040	923,027
Chesapeake Energy Corp.	7.25%	12/15/2018	4,000	3,360,000
Chesapeake Energy Corp.	7.625%	7/15/2013	4,935	4,638,900
El Paso Corp.	7.00%	6/15/2017	1,325	1,247,674
El Paso Corp.	7.25%	6/1/2018	3,300	3,056,008
Forest Oil Corp.	7.25%	6/15/2019	2,000	1,730,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	4,300	3,612,000
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	2,000	1,764,440
VeraSun Energy Corp.(d)	9.375%	6/1/2017	2,800	140,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	4,500	4,373,402
Total				24,845,451

See Notes to Financial Statements.
16

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Paper & Forest Products 0.09%
Buckeye Technologies, Inc.	8.00%	10/15/2010	$1,150	$1,132,750
Personal Products 0.49%
Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	2,535,000
Estee Lauder Cos., Inc. (The)	7.75%	11/1/2013	3,275	3,503,785
Total				6,038,785
Pharmaceuticals 0.66%
Abbott Laboratories	5.125%	4/1/2019	1,225	1,239,933
Roche Holdings, Inc.†	5.00%	3/1/2014	3,500	3,653,492
Warner Chilcott Corp.	8.75%	2/1/2015	3,250	3,266,250
Total				8,159,675
Real Estate Investment Trusts 0.18%
Host Hotels & Resorts LP	6.375%	3/15/2015	2,525	2,171,500
Semiconductors & Semiconductor Equipment 0.15%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	2,800	1,869,000
Specialty Retail 0.07%
Brookstone Co., Inc.	12.00%	10/15/2012	2,000	810,000
Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(d)	6.875%	6/15/2011	4,350	5,438
Wireless Telecommunication Services 0.90%
MetroPCS Wireless, Inc.	9.25%	11/1/2014	4,000	4,035,000
Sprint Capital Corp.	6.90%	5/1/2019	3,100	2,526,500
Verizon Wireless Capital LLC†	5.55%	2/1/2014	2,000	2,117,180
Verizon Wireless Capital LLC†	8.50%	11/15/2018	2,000	2,430,580
Total				11,109,260
Total High Yield Corporate Bonds (cost $366,339,984)				314,464,408
MUNICIPAL BOND 0.03%
Diversified Financials
CA St Var Purp 3 (cost $376,950)	5.25%	4/1/2014	377	384,604

See Notes to Financial Statements.
17

Schedule of Investments (unaudited)(concluded)

May 31, 2009

Investments	Interest Rate	Shares (000)	Value
NON-CONVERTIBLE PREFERRED STOCK 0.01%
Thrifts & Mortgage Finance
Fannie Mae* (cost $3,071,479)	Zero Coupon	122	$81,941
Total Long-Term Investments (cost $1,375,928,527)			1,216,490,283
		Principal Amount (000)
SHORT-TERM INVESTMENT 0.86%
Repurchase Agreement
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $7,825,000 of Federal Home Loan Mortgage Corp. at 2.875% due 4/30/2010 and $2,705,000 of Federal National Mortgage Assoc. at 3.625% due 8/15/2011; value: $10,875,125; proceeds: $10,661,330 (cost $10,661,322)		$10,661	10,661,322
Total Investments in Securities 99.21% (cost $1,386,589,849)			1,227,151,605
Other Assets in Excess of Liabilities 0.79%			9,773,319
Net Assets 100.00%			$1,236,924,924

ADR  American Depositary Receipt.

  PIK  Payment-in-kind.

Unit  More than one class of securities traded together.

  *  Non-income producing security.

  #  Variable rate security. The interest rate represents the rate at May 31, 2009.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  The issuer will pay interest on the bonds at a rate of 3.50% until September 30, 2010. Beginning October 1, 2010, the bonds will be subject to daily accretion of the principal amount at the rate of 3.50% per year.

  (c)  Investment in non-U.S. dollar denominated securities.

  (d)  Defaulted security.

See Notes to Financial Statements.
18

Statement of Assets and Liabilities (unaudited)

May 31, 2009

ASSETS:
Investments in securities, at value (cost $1,386,589,849)	$1,227,151,605
Receivables:
Capital shares sold	20,973,694
Interest and dividends	10,575,188
Investment securities sold	4,659,948
Prepaid expenses and other assets	59,935
Total assets	1,263,420,370
LIABILITIES:
Payables:
Investment securities purchased	22,599,686
Capital shares reacquired	1,966,588
Management fee	721,329
12b-1 distribution fees	477,932
Directors' fee	105,325
To affiliates (See Note 3)	42,189
Fund administration	38,913
Accrued expenses and other liabilities	543,484
Total liabilities	26,495,446
NET ASSETS	$1,236,924,924
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,687,910,600
Undistributed net investment income	7,111,801
Accumulated net realized loss on investments and foreign currency related transactions	(298,673,066)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(159,424,411)
Net Assets	$1,236,924,924

See Notes to Financial Statements.
19

Statement of Assets and Liabilities (unaudited)(concluded)

May 31, 2009

Net assets by class:
Class A Shares	$900,544,567
Class B Shares	$47,711,783
Class C Shares	$54,068,421
Class F Shares	$2,846,856
Class I Shares	$229,065,886
Class P Shares	$2,513,638
Class R2 Shares	$24,683
Class R3 Shares	$149,090
Outstanding shares by class:
Class A Shares (300 million shares of common stock authorized, $.001 par value)	99,247,775
Class B Shares (30 million shares of common stock authorized, $.001 par value)	5,301,406
Class C Shares (20 million shares of common stock authorized, $.001 par value)	5,996,975
Class F Shares (30 million shares of common stock authorized, $.001 par value)	313,821
Class I Shares (100 million shares of common stock authorized, $.001 par value)	25,100,678
Class P Shares (20 million shares of common stock authorized, $.001 par value)	276,277
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	2,705
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	16,452
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$9.07
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 5.75%)	$9.62
Class B Shares–Net asset value	$9.00
Class C Shares–Net asset value	$9.02
Class F Shares–Net asset value	$9.07
Class I Shares–Net asset value	$9.13
Class P Shares–Net asset value	$9.10
Class R2 Shares–Net asset value	$9.12
Class R3 Shares–Net asset value	$9.06

See Notes to Financial Statements.
20

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2009

Investment income:
Dividends (net of foreign withholding taxes of $134,322)	$14,870,721
Interest and other	18,987,264
Total investment income	33,857,985
Expenses:
Management fee	4,232,140
12b-1 distribution plan–Class A	1,473,116
12b-1 distribution plan–Class B	222,365
12b-1 distribution plan–Class C	261,111
12b-1 distribution plan–Class F	958
12b-1 distribution plan–Class P	5,316
12b-1 distribution plan–Class R2	23
12b-1 distribution plan–Class R3	191
Shareholder servicing	962,596
Subsidy (See Note 3)	287,969
Fund administration	227,590
Reports to shareholders	89,944
Registration	51,644
Professional	27,542
Custody	24,988
Directors' fees	16,279
Other	22,528
Gross expenses	7,906,300
Expense reductions (See Note 7)	(2,650)
Net expenses	7,903,650
Net investment income	25,954,335
Net realized and unrealized gain (loss):
Net realized loss on investments and foreign currency related transactions	(146,882,022)
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	203,881,548
Net realized and unrealized gain	56,999,526
Net Increase in Net Assets Resulting From Operations	$82,953,861

See Notes to Financial Statements.
21

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$25,954,335	$57,490,559
Net realized loss on investments and foreign currency related transactions	(146,882,022)	(148,111,879)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	203,881,548	(447,941,258)
Net increase (decrease) in net assets resulting from operations	82,953,861	(538,562,578)
Distributions to shareholders from:
Net investment income
Class A	(21,021,194)	(46,923,783)
Class B	(975,670)	(2,048,124)
Class C	(1,144,695)	(2,622,772)
Class F	(51,628)	(31,510)
Class I	(5,160,045)	(10,749,540)
Class P	(57,985)	(109,398)
Class R2	(351)	(316)
Class R3	(1,305)	(720)
Net realized gain
Class A	–	(55,600,353)
Class B	–	(3,031,913)
Class C	–	(4,022,533)
Class F	–	(394)
Class I	–	(11,018,113)
Class P	–	(127,577)
Class R2	–	(393)
Class R3	–	(393)
Total distributions to shareholders	(28,412,873)	(136,287,832)
Capital share transactions (Net of share conversions)(See Note 11):
Net proceeds from sales of shares	167,197,293	231,129,255
Reinvestment of distributions	27,680,090	132,561,287
Cost of shares reacquired	(165,356,476)	(364,359,193)
Net increase (decrease) in net assets resulting from capital share transactions	29,520,907	(668,651)
Net increase (decrease) in net assets	84,061,895	(675,519,061)
NET ASSETS:
Beginning of period	$1,152,863,029	$1,828,382,090
End of period	$1,236,924,924	$1,152,863,029
Undistributed net investment income	$7,111,801	$9,570,339

See Notes to Financial Statements.
22

Financial Highlights

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.66		$13.49	$13.56	$12.44	$12.12	$10.29
Investment operations:
Net investment income(a)	.19		.41	.37	.33	.31	.32
Net realized and unrealized gain (loss)	.44		(4.26)	.33	1.29	.43	1.74
Total from investment operations	.63		(3.85)	.70	1.62	.74	2.06
Distributions to shareholders from:
Net investment income	(.22)		(.44)	(.35)	(.36)	(.35)	(.23)
Net realized gain	–		(.54)	(.42)	(.14)	(.07)	–
Total distributions	(.22)		(.98)	(.77)	(.50)	(.42)	(.23)
Net asset value, end of period	$9.07		$8.66	$13.49	$13.56	$12.44	$12.12
Total Return(b)	7.40	%(c)	(30.43)%	5.27%	13.42%	6.27%	20.29%
Ratios to Average Net Assets:
Expenses, including expense reductions	.69	%(c)	1.32%	1.29%	1.33%	1.33%	1.35%
Expenses, excluding expense reductions	.69	%(c)	1.32%	1.29%	1.33%	1.34%	1.35%
Net investment income	2.27	%(c)	3.61%	2.68%	2.60%	2.51%	2.84%
Supplemental Data:
Net assets, end of period (000)	$900,545		$852,774	$1,379,814	$1,111,167	$944,488	$439,703
Portfolio turnover rate	28.66	%(c)	54.70%	26.32%	43.85%	31.65%	21.81%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
23

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.59		$13.38	$13.46	$12.36	$12.03	$10.23
Investment operations:
Net investment income(a)	.17		.33	.28	.24	.23	.25
Net realized and unrealized gain (loss)	.43		(4.21)	.33	1.28	.43	1.72
Total from investment operations	.60		(3.88)	.61	1.52	.66	1.97
Distributions to shareholders from:
Net investment income	(.19)		(.37)	(.27)	(.28)	(.26)	(.17)
Net realized gain	–		(.54)	(.42)	(.14)	(.07)	–
Total distributions	(.19)		(.91)	(.69)	(.42)	(.33)	(.17)
Net asset value, end of period	$9.00		$8.59	$13.38	$13.46	$12.36	$12.03
Total Return(b)	7.11	%(c)	(30.86)%	4.56%	12.62%	5.66%	19.50%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.02	%(c)	1.97%	1.94%	1.98%	1.98%	1.99%
Expenses, excluding expense reductions	1.02	%(c)	1.97%	1.94%	1.98%	1.98%	1.99%
Net investment income	1.94	%(c)	2.96%	2.03%	1.95%	1.86%	2.20%
Supplemental Data:
Net assets, end of period (000)	$47,712		$44,682	$74,748	$64,045	$58,380	$27,634
Portfolio turnover rate	28.66	%(c)	54.70%	26.32%	43.85%	31.65%	21.81%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
24

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.60		$13.40	$13.48	$12.37	$12.05	$10.25
Investment operations:
Net investment income(a)	.17		.33	.28	.24	.23	.25
Net realized and unrealized gain (loss)	.44		(4.23)	.33	1.28	.43	1.73
Total from investment operations	.61		(3.90)	.61	1.52	.66	1.98
Distributions to shareholders from:
Net investment income	(.19)		(.36)	(.27)	(.27)	(.27)	(.18)
Net realized gain	–		(.54)	(.42)	(.14)	(.07)	–
Total distributions	(.19)		(.90)	(.69)	(.41)	(.34)	(.18)
Net asset value, end of period	$9.02		$8.60	$13.40	$13.48	$12.37	$12.05
Total Return(b)	7.21	%(c)	(30.90)%	4.57%	12.68%	5.62%	19.50%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.02	%(c)	1.97%	1.94%	1.98%	1.98%	1.99%
Expenses, excluding expense reductions	1.02	%(c)	1.97%	1.94%	1.98%	1.98%	1.99%
Net investment income	1.95	%(c)	2.95%	2.03%	1.95%	1.86%	2.20%
Supplemental Data:
Net assets, end of period (000)	$54,068		$54,081	$99,713	$77,477	$77,374	$28,696
Portfolio turnover rate	28.66	%(c)	54.70%	26.32%	43.85%	31.65%	21.81%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
25

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$8.65		$13.49	$13.83
Investment operations:
Net investment income(b)	.20		.43	.06
Net realized and unrealized gain (loss)	.45		(4.25)	(.40)
Total from investment operations	.65		(3.82)	(.34)
Distributions to shareholders from:
Net investment income	(.23)		(.48)	–
Net realized gain	–		(.54)	–
Total distributions	(.23)		(1.02)	–
Net asset value, end of period	$9.07		$8.65	$13.49
Total Return(c)	7.67	%(d)	(30.31)%	(2.46	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.57	%(d)	1.10%	.18	%(d)
Expenses, excluding expense reductions	.57	%(d)	1.10%	.18	%(d)
Net investment income	2.34	%(d)	4.21%	.47	%(d)
Supplemental Data:
Net assets, end of period (000)	$2,847		$1,194	$10
Portfolio turnover rate	28.66	%(d)	54.70%	26.32%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
26

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.70		$13.56	$13.62	$12.50	$12.18	$10.33
Investment operations:
Net investment income(a)	.21		.45	.41	.37	.35	.45
Net realized and unrealized gain (loss)	.45		(4.28)	.35	1.29	.44	1.66
Total from investment operations	.66		(3.83)	.76	1.66	.79	2.11
Distributions to shareholders from:
Net investment income	(.23)		(.49)	(.40)	(.40)	(.40)	(.26)
Net realized gain	–		(.54)	(.42)	(.14)	(.07)	–
Total distributions	(.23)		(1.03)	(.82)	(.54)	(.47)	(.26)
Net asset value, end of period	$9.13		$8.70	$13.56	$13.62	$12.50	$12.18
Total Return(b)	7.79	%(c)	(30.24)%	5.67%	13.75%	6.64%	20.72%
Ratios to Average Net Assets:
Expenses, including expense reductions	.52	%(c)	.97%	.96%	.98%	.99%	1.09%
Expenses, excluding expense reductions	.52	%(c)	.97%	.96%	.98%	.99%	1.09%
Net investment income	2.44	%(c)	3.97%	2.98%	2.95%	2.89%	3.74%
Supplemental Data:
Net assets, end of period (000)	$229,066		$197,714	$271,015	$10,342	$2,897	$640
Portfolio turnover rate	28.66	%(c)	54.70%	26.32%	43.85%	31.65%	21.81%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
27

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$8.68		$13.52	$13.59	$12.47	$12.15	$10.31
Investment operations:
Net investment income(a)	.19		.40	.36	.32	.30	.31
Net realized and unrealized gain (loss)	.44		(4.27)	.33	1.29	.43	1.75
Total from investment operations	.63		(3.87)	.69	1.61	.73	2.06
Distributions to shareholders from:
Net investment income	(.21)		(.43)	(.34)	(.35)	(.34)	(.22)
Net realized gain	–		(.54)	(.42)	(.14)	(.07)	–
Total distributions	(.21)		(.97)	(.76)	(.49)	(.41)	(.22)
Net asset value, end of period	$9.10		$8.68	$13.52	$13.59	$12.47	$12.15
Total Return(b)	7.45	%(c)	(30.50)%	5.15%	13.31%	6.17%	20.21%
Ratios to Average Net Assets:
Expenses, including expense reductions	.74	%(c)	1.42%	1.39%	1.43%	1.43%	1.44%
Expenses, excluding expense reductions	.74	%(c)	1.42%	1.39%	1.43%	1.44%	1.44%
Net investment income	2.22	%(c)	3.52%	2.58%	2.50%	2.42%	2.75%
Supplemental Data:
Net assets, end of period (000)	$2,514		$2,370	$3,062	$2,365	$1,337	$286
Portfolio turnover rate	28.66	%(c)	54.70%	26.32%	43.85%	31.65%	21.81%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
28

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$8.70		$13.48	$13.83
Investment operations:
Net investment income(b)	.20		.44	.05
Net realized and unrealized gain (loss)	.43		(4.27)	(.40)
Total from investment operations	.63		(3.83)	(.35)
Distributions to shareholders from:
Net investment income	(.21)		(.41)	–
Net realized gain	–		(.54)	–
Total distributions	(.21)		(.95)	–
Net asset value, end of period	$9.12		$8.70	$13.48
Total Return(c)	7.41	%(d)	(30.23)%	(2.53	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.66	%(d)	1.06%	.27	%(d)
Expenses, excluding expense reductions	.66	%(d)	1.06%	.27	%(d)
Net investment income	2.28	%(d)	3.87%	.37	%(d)
Supplemental Data:
Net assets, end of period (000)	$25		$7	$10
Portfolio turnover rate	28.66	%(d)	54.70%	26.32%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
29

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$8.65		$13.48	$13.83
Investment operations:
Net investment income(b)	.18		.39	.05
Net realized and unrealized gain (loss)	.45		(4.25)	(.40)
Total from investment operations	.63		(3.86)	(.35)
Distributions to shareholders from:
Net investment income	(.22)		(.43)	–
Net realized gain	–		(.54)	–
Total distributions	(.22)		(.97)	–
Net asset value, end of period	$9.06		$8.65	$13.48
Total Return(c)	7.41	%(d)	(30.54)%	(2.53	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.76	%(d)	1.40%	.25	%(d)
Expenses, excluding expense reductions	.76	%(d)	1.40%	.25	%(d)
Net investment income	2.12	%(d)	3.65%	.39	%(d)
Supplemental Data:
Net assets, end of period (000)	$149		$42	$10
Portfolio turnover rate	28.66	%(d)	54.70%	26.32%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
30

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Capital Structure Fund (the "Fund," formerly, America's Value Fund). Effective July 1, 2009, America's Value Fund changed its name to Capital Structure Fund.

The Fund's investment objective is to seek current income and capital appreciation. The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund's Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

31

Notes to Financial Statements (unaudited)(continued)

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

  The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended November 30, 2005 through November 30, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund's Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  When-Issued Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.

(h)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and

32

Notes to Financial Statements (unaudited)(continued)

simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$691,019,151
Level 2 – Other Significant Observable Inputs	536,132,454
Total	$1,227,151,605

33

Notes to Financial Statements (unaudited)(continued)

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended May 31, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .74% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

As of May 31, 2009, the percentages of Capital Structure Fund's outstanding shares owned by Balanced Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund were 13.89%, 2.23% and 2.17%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

34

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2009:

Distributor Commissions	Dealers' Concessions
$399,004	$2,141,091

Distributor received CDSCs of $1,394 and $2,683 for Class A and Class C shares, respectively, for the six months ended May 31, 2009.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2009 and the fiscal year ended November 30, 2008 was as follows:

	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008
Distributions paid from:
Ordinary income	$28,412,873	$67,876,909
Net long-term capital gains	-	68,410,923
Total distributions paid	$28,412,873	$136,287,832

As of November 30, 2008, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	Total
Capital Structure Fund	$112,156,193	$112,156,193

As of May 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,389,099,469
Gross unrealized gain	37,336,660
Gross unrealized loss	(199,284,524)
Net unrealized security loss	$(161,947,864)

35

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization, wash sales and certain securities.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2009 were as follows:

Purchases	Sales
$353,022,742	$326,817,094

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2009.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Fund's transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2009.

36

Notes to Financial Statements (unaudited)(continued)

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising equity securities market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its assets in foreign securities, which present increased market, liquidity, currency, political and other risks. The Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect the Fund's performance.

37

Notes to Financial Statements (unaudited)(continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,721,326	$125,893,320	16,775,832	$187,722,200
Converted from Class B*	105,477	911,029	90,477	1,029,497
Reinvestment of distributions	2,422,545	20,636,987	8,324,610	100,697,725
Shares reacquired	(16,530,568)	(139,936,211)	(28,966,920)	(312,063,560)
Increase (decrease)	718,780	$7,505,125	(3,776,001)	$(22,614,138)
Class B Shares
Shares sold	763,842	$6,482,226	696,525	$7,660,626
Reinvestment of distributions	108,469	918,041	395,080	4,771,807
Shares reacquired	(668,649)	(5,608,704)	(1,381,455)	(14,950,145)
Converted to Class A*	(106,348)	(911,029)	(91,226)	(1,029,497)
Increase (decrease)	97,314	$880,534	(381,076)	$(3,547,209)
Class C Shares
Shares sold	655,099	$5,581,619	993,914	$11,232,782
Reinvestment of distributions	104,110	883,218	417,979	5,066,897
Shares reacquired	(1,050,692)	(8,797,413)	(2,564,442)	(28,194,571)
Decrease	(291,483)	$(2,332,576)	(1,152,549)	$(11,894,892)
Class F Shares
Shares sold	227,804	$1,793,411	148,982	$1,739,552
Reinvestment of distributions	3,397	28,928	2,647	28,469
Shares reacquired	(55,387)	(479,907)	(14,347)	(157,929)
Increase	175,814	$1,342,432	137,282	$1,610,092
Class I Shares
Shares sold	3,040,503	$27,094,951	1,782,036	$21,793,074
Reinvestment of distributions	602,136	5,160,044	1,800,454	21,766,442
Shares reacquired	(1,257,227)	(10,270,105)	(854,216)	(8,345,090)
Increase	2,385,412	$21,984,890	2,728,274	$35,214,426
Class P Shares
Shares sold	27,426	$235,135	83,756	$937,406
Reinvestment of distributions	6,066	51,838	18,760	228,125
Shares reacquired	(30,324)	(260,097)	(55,868)	(644,109)
Increase	3,168	$26,876	46,648	$521,422
Class R2 Shares
Shares sold	1,894	$16,042	1	$10
Reinvestment of distributions	28	241	59	709
Increase	1,922	$16,283	60	$719
Class R3 Shares
Shares sold	12,057	$100,589	4,401	$43,605
Reinvestment of distributions	94	793	96	1,113
Shares reacquired	(514)	(4,039)	(405)	(3,789)
Increase	11,637	$97,343	4,092	$40,929

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

38

Notes to Financial Statements (unaudited)(concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

39

Approval of Advisory Contract

At meetings held on December 10 and 11, 2008, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC. ("Lord Abbett"), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of the Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month period, in the fourth quintile for the one-year and three-year periods, and in the first quintile for the five-year period. The Board also observed that the Fund's investment performance was lower than that of the Lipper Mixed-Asset Target Allocation Growth Index for the nine-month, one-year, and three-year periods and higher than that of the Index for the five-year period.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment

40

objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also noted that in July 2008 one of the Fund's portfolio managers, Edward von der Linde, had left Lord Abbett, with Christopher Towle continuing as a portfolio manager for the Fund, assisted by Howard Hansen and Deepak Khanna. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC ("Distributor") and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the ten months ended September 30, 2008 the contractual management and administrative services fees were approximately fourteen basis points above the median of the peer group and the actual management and administrative services fees were approximately twenty basis points above the median of the peer group. The Board also observed that for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately twenty-one basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately ten basis points above the median of the peer group, the total expense ratio of Class F was approximately eleven basis points above the median of the peer group, the total expense ratio of Class I was approximately twenty-four basis points above the median of the peer group, the total expense ratio of Class P was approximately six basis points above the median of the peer group, the total expense ratio of Class R2 was approximately thirty-five basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point above the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and Class R3 would have been approximately fifty-six and ten basis points higher, respectively.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

41

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

42

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

43

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This report when not used for the general information
of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Capital Structure Fund

LAAMF-3-0509
(07/09)

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Growth Opportunities Fund

For the six-month period ended May 31, 2009

Lord Abbett Research Fund
Lord Abbett Growth Opportunities Fund

Semiannual Report

For the six-month period ended May 31, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Growth Opportunities Fund for the six-month period ended May 31, 2009. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 through May 31, 2009).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 12/1/08 – 5/31/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/08	5/31/09	12/1/08 – 5/31/09
Class A
Actual	$1,000.00	$1,176.60	$8.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.22	$7.80
Class B
Actual	$1,000.00	$1,172.20	$11.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.98	$11.05
Class C
Actual	$1,000.00	$1,172.40	$11.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.99	$11.05
Class F
Actual	$1,000.00	$1,177.80	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.51	$6.49
Class I
Actual	$1,000.00	$1,178.40	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.98	$5.99
Class P
Actual	$1,000.00	$1,176.20	$8.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.71	$8.30
Class R2
Actual	$1,000.00	$1,174.60	$9.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.05	$9.05
Class R3
Actual	$1,000.00	$1,176.10	$9.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.62	$8.55

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.55% for Class A, 2.20% for Classes B and C, 1.29% for Class F, 1.19% for Class I, 1.65% for Class P, 1.80% for Class R2 and 1.70% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2009

Sector*	%**
Auto & Transportation	3.15%
Consumer Discretionary	26.32%
Consumer Staples	2.23%
Financial Services	9.84%
Healthcare	11.90%
Integrated Oils	1.65%
Materials & Processing	7.31%
Sector*	%**
Other Energy	9.83%
Producer Durables	7.65%
Technology	18.73%
Utilities	1.25%
Short-Term Investment	0.14%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

3

Schedule of Investments (unaudited)

May 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.13%
Advertising Agency 0.73%
Lamar Advertising Co. Class A*	138,664	$2,575
Omnicom Group, Inc.	38,744	1,182
Total		3,757
Aerospace 0.52%
L-3 Communications Holdings, Inc.	36,736	2,700
Banks 0.63%
City National Corp.	89,178	3,261
Beverage: Soft Drinks 0.62%
Coca-Cola Enterprises, Inc.	192,538	3,208
Biotechnology Research & Production 2.93%
Alexion Pharmaceuticals, Inc.*	81,205	2,964
Celgene Corp.*	77,791	3,286
Cephalon, Inc.*	42,152	2,458
Genzyme Corp.*	44,203	2,614
Life Technologies Corp.*	39,334	1,525
OSI Pharmaceuticals, Inc.*	65,985	2,230
Total		15,077
Casinos & Gambling 2.71%
International Game Technology	302,847	5,257
MGM Mirage*	208,501	1,555
Penn National Gaming, Inc.*	159,436	5,273
WMS Industries, Inc.*	52,299	1,855
Total		13,940

Investments	Shares	Value (000)
Chemicals 1.91%
Airgas, Inc.	117,193	$4,953
Celanese Corp. Series A	175,562	3,601
Dow Chemical Co. (The)	71,856	1,270
Total		9,824
Coal 1.21%
CONSOL Energy, Inc.	151,162	6,222
Commercial Information Services 0.27%
OpenTable, Inc.*	48,500	1,381
Communications Technology 0.94%
Juniper Networks, Inc.*	194,973	4,822
Computer Services, Software & Systems 6.28%
BMC Software, Inc.*	145,784	4,971
Citrix Systems, Inc.*	188,694	5,927
Cognizant Technology Solutions Corp.*	234,231	5,900
Equinix, Inc.*	56,538	4,207
F5 Networks, Inc.*	48,954	1,555
Intuit, Inc.*	146,655	3,992
McAfee, Inc.*	146,654	5,753
Total		32,305
Computer Technology 2.38%
NetApp, Inc.*	264,450	5,157
NVIDIA Corp.*	396,747	4,138
Western Digital Corp.*	119,210	2,962
Total		12,257
Cosmetics 1.29%
Avon Products, Inc.	194,316	5,161
Estee Lauder Cos., Inc. (The) Class A	45,393	1,502
Total		6,663

See Notes to Financial Statements.
4

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Shares	Value (000)
Diversified Financial Services 0.59%
Lazard Ltd. Class A	106,678	$3,017
Diversified Production 1.13%
Eaton Corp.	76,008	3,306
ITT Corp.	61,394	2,528
Total		5,834
Drugs & Pharmaceuticals 3.29%
Allergan, Inc.	119,555	5,276
AmerisourceBergen Corp.	107,495	3,988
Vertex Pharmaceuticals, Inc.*	95,036	2,833
Watson Pharmaceuticals, Inc.*	159,803	4,834
Total		16,931
Education Services 1.92%
Apollo Group, Inc.*	57,017	3,370
DeVry, Inc.	63,808	2,780
Strayer Education, Inc.	20,397	3,759
Total		9,909
Electrical & Electronics 1.17%
Amphenol Corp. Class A	180,746	6,035
Electrical Equipment & Components 0.95%
AMETEK, Inc.	154,882	4,871
Electronics: Instruments, Gauges & Meters 0.50%
Agilent Technologies, Inc.*	65,529	1,195
Itron, Inc.*	23,380	1,364
Total		2,559
Electronics: Other 1.09%
Activision Blizzard, Inc.*	230,074	2,779
Electronic Arts, Inc.*	123,048	2,829
Total		5,608

Investments	Shares	Value (000)
Electronics: Semi-Conductors/Components 6.74%
Altera Corp.	118,407	$2,015
Atheros Communications, Inc.*	132,266	2,217
Avnet, Inc.*	105,839	2,435
Broadcom Corp. Class A*	302,194	7,700
Cypress Semiconductor Corp.*	63,653	548
Intersil Corp.	216,116	2,648
Linear Technology Corp.	145,931	3,416
Microchip Technology, Inc.	87,342	1,884
ON Semiconductor Corp.*	657,072	4,501
Silicon Laboratories, Inc.*	141,145	4,745
Varian Semiconductor Equipment Associates, Inc.*	109,534	2,576
Total		34,685
Engineering & Contracting Services 2.83%
Fluor Corp.	94,169	4,424
Jacobs Engineering Group, Inc.*	65,901	2,827
Nalco Holding Co.	263,565	4,575
URS Corp.*	56,694	2,726
Total		14,552
Entertainment 0.40%
Marvel Entertainment, Inc.*	61,634	2,045
Fertilizers 0.99%
CF Industries Holdings, Inc.	12,366	960
Intrepid Potash, Inc.*	127,246	4,148
Total		5,108
Financial Data Processing Services & Systems 0.98%
Fiserv, Inc.*	119,423	5,059

See Notes to Financial Statements.
5

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Shares	Value (000)
Health & Personal Care 1.88%
CardioNet, Inc.*	93,296	$1,652
Express Scripts, Inc.*	125,600	8,045
Total		9,697
Healthcare Facilities 0.80%
DaVita, Inc.*	90,877	4,099
Homebuilding 0.38%
NVR, Inc.*	3,993	1,976
Hotel/Motel 1.74%
Marriott International, Inc. Class A	173,339	4,049
Starwood Hotels & Resorts Worldwide, Inc.	199,559	4,883
Total		8,932
Identification Control & Filter Devices 1.15%
Parker Hannifin Corp.	82,271	3,477
Roper Industries, Inc.	56,817	2,442
Total		5,919
Investment Management Companies 5.32%
Affiliated Managers Group, Inc.*	35,494	1,992
BlackRock, Inc.	26,787	4,273
Northern Trust Corp.	141,837	8,177
State Street Corp.	116,366	5,405
T. Rowe Price Group, Inc.	186,038	7,548
Total		27,395
Jewelry, Watches & Gemstones 0.37%
Tiffany & Co.	67,904	1,926
Machinery: Agricultural 0.25%
AGCO Corp.*	43,690	1,261
Machinery: Industrial/Specialty 0.42%
Kennametal, Inc.	113,401	2,141

Investments	Shares	Value (000)
Machinery: Oil Well Equipment & Services 2.48%
Cameron International Corp.*	161,654	$5,049
Oceaneering International, Inc.*	90,335	4,645
Smith International, Inc.	104,737	3,057
Total		12,751
Medical & Dental Instruments & Supplies 1.29%
C.R. Bard, Inc.	64,911	4,641
St. Jude Medical, Inc.*	51,883	2,024
Total		6,665
Medical Services 1.62%
Covance, Inc.*	68,805	2,891
Quest Diagnostics, Inc.	104,162	5,439
Total		8,330
Metal Fabricating 1.10%
Precision Castparts Corp.	68,691	5,672
Metals & Minerals Miscellaneous 0.43%
Cliffs Natural Resources, Inc.	80,854	2,203
Miscellaneous: Consumer Staples 0.33%
Energizer Holdings, Inc.*	32,300	1,688
Miscellaneous: Equipment 0.64%
W.W. Grainger, Inc.	41,642	3,283
Offshore Drilling 1.53%
Atwood Oceanics, Inc.*	88,553	2,343
Diamond Offshore Drilling, Inc.	65,838	5,549
Total		7,892

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

May 31, 2009

Investments	Shares	Value (000)
Oil: Crude Producers 4.15%
Cabot Oil & Gas Corp.	74,161	$2,605
Noble Energy, Inc.	73,205	4,354
Petrohawk Energy Corp.*	129,130	3,254
Range Resources Corp.	110,594	5,066
Southwestern Energy Co.*	139,608	6,069
Total		21,348
Oil: Integrated Domestic 1.64%
Hess Corp.	57,723	3,844
Murphy Oil Corp.	36,074	2,129
Sunoco, Inc.	81,509	2,480
Total		8,453
Production Technology Equipment 0.72%
Lam Research Corp.*	141,026	3,693
Railroads 0.52%
Kansas City Southern*	161,700	2,666
Real Estate Investment Trusts 0.73%
Simon Property Group, Inc.	69,865	3,736
Restaurants 2.61%
Darden Restaurants, Inc.	109,678	3,967
Jack in the Box, Inc.*	110,065	2,895
Panera Bread Co. Class A*	39,935	2,126
Yum! Brands, Inc.	129,129	4,472
Total		13,460
Retail 10.66%
Abercrombie & Fitch Co. Class A	125,142	3,768
Advance Auto Parts, Inc.	91,623	3,902
American Eagle Outfitters, Inc.	254,998	3,777
Bed Bath & Beyond, Inc.*	146,654	4,122
Dick's Sporting Goods, Inc.*	201,289	3,583
GameStop Corp. Class A*	76,400	1,906

Investments	Shares	Value (000)
Kohl's Corp.*	188,083	$7,988
Limited Brands, Inc.	365,120	4,568
Nordstrom, Inc.	201,773	3,973
O'Reilly Automotive, Inc.*	104,471	3,766
Ross Stores, Inc.	113,351	4,439
TJX Companies, Inc. (The)	218,708	6,454
Urban Outfitters, Inc.*	129,113	2,637
Total		54,883
Securities Brokerage & Services 1.52%
IntercontinentalExchange, Inc.*	52,309	5,638
NASDAQ OMX Group, Inc. (The)*	102,767	2,170
Total		7,808
Services: Commercial 0.81%
Iron Mountain, Inc.*	78,658	2,143
Robert Half International, Inc.	95,164	2,036
Total		4,179
Soaps & Household Chemicals 0.58%
Church & Dwight Co., Inc.	59,472	2,990
Telecommunications Equipment 0.94%
American Tower Corp. Class A*	152,140	4,849
Textiles Apparel Manufacturers 2.00%
Carter's, Inc.*	130,329	3,082
Coach, Inc.*	144,355	3,792
Polo Ralph Lauren Corp. Class A	31,821	1,713
Under Armour, Inc. Class A*	69,257	1,700
Total		10,287
Tobacco 0.68%
Lorillard, Inc.	51,411	3,513

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(concluded)

May 31, 2009

Investments	Shares	Value (000)
Transportation: Miscellaneous 0.89%
Expeditors International of Washington, Inc.	140,079	$4,596
Truckers 1.72%
C.H. Robinson Worldwide, Inc.	41,223	2,095
Con-way, Inc.	115,118	3,695
J.B. Hunt Transport Services, Inc.	99,327	3,052
Total		8,842
Utilities: Electrical 0.50%
PPL Corp.	78,650	2,554
Utilities: Gas Pipelines 0.39%
EQT Corp.	54,268	2,021
Utilities: Telecommunications 0.74%
MetroPCS Communications, Inc.*	222,425	3,810
Wholesalers 0.60%
LKQ Corp.*	203,400	3,110
Total Common Stocks (cost $501,835,251)		510,258

Investments	Prinicipal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.14%
Repurchase Agreement
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $755,000 of Federal Home Loan Bank at 0.80% due 4/30/2010; value: $756,888; proceeds: $738,989 (cost $738,988)	$739	$739
Total Investments in Securities 99.27% (cost $502,574,239)		510,997
Other Assets in Excess of Liabilities 0.73%		3,739
Net Assets 100.00%		$514,736

*  Non-income producing security.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities (unaudited)

May 31, 2009

ASSETS:
Investments in securities, at value (cost $502,574,239)	$510,996,954
Receivables:
Capital shares sold	5,784,200
Investment securities sold	1,999,413
Interest and dividends	557,651
From advisor (See Note 3)	45,639
Prepaid expenses and other assets	51,522
Total assets	519,435,379
LIABILITIES:
Payables:
Investment securities purchased	2,833,829
Capital shares reacquired	608,365
Management fee	341,322
12b-1 distribution fees	234,934
Directors' fees	73,873
Fund administration	17,181
To affiliates (See Note 3)	8,975
Accrued expenses and other liabilities	580,409
Total liabilities	4,698,888
NET ASSETS	$514,736,491
COMPOSITION OF NET ASSETS:
Paid-in capital	$607,780,949
Accumulated net investment loss	(1,828,813)
Accumulated net realized loss on investments	(99,638,360)
Net unrealized appreciation on investments	8,422,715
Net Assets	$514,736,491

See Notes to Financial Statements.
9

Statement of Assets and Liabilities (unaudited)(concluded)

May 31, 2009

Net assets by class:
Class A Shares	$368,390,982
Class B Shares	$49,306,740
Class C Shares	$53,549,475
Class F Shares	$1,541,395
Class I Shares	$32,686,743
Class P Shares	$7,059,597
Class R2 Shares	$677,270
Class R3 Shares	$1,524,289
Outstanding shares by class:
Class A Shares (100 million shares of common stock authorized, $.001 par value)	25,308,100
Class B Shares (30 million shares of common stock authorized, $.001 par value)	3,684,668
Class C Shares (20 million shares of common stock authorized, $.001 par value)	4,003,899
Class F Shares (30 million shares of common stock authorized, $.001 par value)	105,474
Class I Shares (30 million shares of common stock authorized, $.001 par value)	2,156,200
Class P Shares (20 million shares of common stock authorized, $.001 par value)	486,294
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	46,710
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	104,920
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.56
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.45
Class B Shares-Net asset value	$13.38
Class C Shares-Net asset value	$13.37
Class F Shares-Net asset value	$14.61
Class I Shares-Net asset value	$15.16
Class P Shares-Net asset value	$14.52
Class R2 Shares-Net asset value	$14.50
Class R3 Shares-Net asset value	$14.53

See Notes to Financial Statements.
10

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2009

Investment income:
Dividends	$2,481,192
Interest	201
Total investment income	2,481,393
Expenses:
Management fee	1,806,040
12b-1 distribution plan-Class A	571,537
12b-1 distribution plan-Class B	227,175
12b-1 distribution plan-Class C	228,502
12b-1 distribution plan-Class F	423
12b-1 distribution plan-Class P	18,244
12b-1 distribution plan-Class R2	1,069
12b-1 distribution plan-Class R3	1,395
Shareholder servicing	937,575
Fund administration	90,302
Subsidy (See Note 3)	58,914
Registration	44,845
Reports to shareholders	42,310
Professional	24,624
Directors' fees	6,361
Custody	4,988
Other	10,355
Gross expenses	4,074,659
Expense reductions (See Note 7)	(1,038)
Expenses reimbursed by advisor (See Note 3)	(316,208)
Net expenses	3,757,413
Net investment loss	(1,276,020)
Net realized and unrealized gain (loss):
Net realized loss on investments	(69,199,278)
Net change in unrealized depreciation on investments	145,342,198
Net realized and unrealized gain	76,142,920
Net Increase in Net Assets Resulting From Operations	$74,866,900

See Notes to Financial Statements.
11

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment loss	$(1,276,020)	$(6,421,022)
Net realized loss on investments and foreign currency related transactions	(69,199,278)	(12,656,314)
Net change in unrealized appreciation/depreciation on investments	145,342,198	(279,114,470)
Net increase (decrease) in net assets resulting from operations	74,866,900	(298,191,806)
Distributions to shareholders from:
Net realized gain
Class A	(14,340,822)	(72,993,177)
Class B	(2,218,101)	(12,846,667)
Class C	(2,091,726)	(10,680,237)
Class F	(15,377)	(1,202)
Class I	(971,934)	(2,417,829)
Class P	(388,306)	(2,028,077)
Class R2	(5,141)	(1,196)
Class R3	(3,764)	(1,196)
Total distributions to shareholders	(20,035,171)	(100,969,581)
Capital share transactions (Net of share conversions) (See Note 11):
Proceeds from sales of shares	47,213,668	112,016,824
Reinvestment of distributions	19,317,023	96,839,281
Cost of shares reacquired	(70,821,359)	(179,020,030)
Net increase (decrease) in net assets resulting from capital share transactions	(4,290,668)	29,836,075
Net increase (decrease) in net assets	50,541,061	(369,325,312)
NET ASSETS:
Beginning of period	$464,195,430	$833,520,742
End of period	$514,736,491	$464,195,430
Accumulated net investment loss	$(1,828,813)	$(552,793)

See Notes to Financial Statements.
12

Financial Highlights

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$12.93		$23.84	$22.02	$21.15	$19.21	$17.88
Investment operations:
Net investment loss(a)	(.03)		(.15)	(.20)	(.15)	(.19)	(.23)
Net realized and unrealized gain (loss)	2.22		(7.91)	4.01	1.67	2.13	1.56
Total from investment operations	2.19		(8.06)	3.81	1.52	1.94	1.33
Distributions to shareholders from:
Net realized gain	(.56)		(2.85)	(1.99)	(.65)	–	–
Net asset value, end of period	$14.56		$12.93	$23.84	$22.02	$21.15	$19.21
Total Return(b)	17.66	%(c)	(38.34)%	18.81%	7.35%	10.10%	7.44%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.77	%(c)	1.55%	1.53%	1.54%	1.55%	1.73%
Expenses, including expense reductions and expenses reimbursed	.77	%(c)	1.55%	1.53%	1.54%	1.55%	1.73%
Expenses, excluding expense reductions and expenses reimbursed	.84	%(c)	1.57%	1.54%	1.56%	1.59%	1.73%
Net investment loss	(.22	)%(c)	(.79)%	(.91)%	(.70)%	(.96)%	(1.27)%
Supplemental Data:
Net assets, end of period (000)	$368,391		$337,981	$613,735	$614,433	$634,059	$594,524
Portfolio turnover rate	43.36	%(c)	123.95%	101.25%	159.86%	97.35%	90.23%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
13

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$11.97		$22.41	$20.94	$20.27	$18.53	$17.35
Investment operations:
Net investment loss(a)	(.06)		(.25)	(.32)	(.27)	(.31)	(.33)
Net realized and unrealized gain (loss)	2.03		(7.34)	3.78	1.59	2.05	1.51
Total from investment operations	1.97		(7.59)	3.46	1.32	1.74	1.18
Distributions to shareholders from:
Net realized gain	(.56)		(2.85)	(1.99)	(.65)	–	–
Net asset value, end of period	$13.38		$11.97	$22.41	$20.94	$20.27	$18.53
Total Return(b)	17.22	%(c)	(38.73)%	18.04%	6.66%	9.39%	6.80%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.10	%(c)	2.20%	2.18%	2.19%	2.20%	2.30%
Expenses, including expense reductions and expenses reimbursed	1.10	%(c)	2.20%	2.18%	2.19%	2.20%	2.30%
Expenses, excluding expense reductions and expenses reimbursed	1.17	%(c)	2.22%	2.19%	2.21%	2.23%	2.30%
Net investment loss	(.55	)%(c)	(1.44)%	(1.56)%	(1.35)%	(1.61)%	(1.84)%
Supplemental Data:
Net assets, end of period (000)	$49,307		$48,147	$101,200	$100,741	$106,809	$104,282
Portfolio turnover rate	43.36	%(c)	123.95%	101.25%	159.86%	97.35%	90.23%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
14

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$11.96		$22.40	$20.93	$20.26	$18.53	$17.34
Investment operations:
Net investment loss(a)	(.06)		(.25)	(.32)	(.27)	(.31)	(.33)
Net realized and unrealized gain (loss)	2.03		(7.34)	3.78	1.59	2.04	1.52
Total from investment operations	1.97		(7.59)	3.46	1.32	1.73	1.19
Distributions to shareholders from:
Net realized gain	(.56)		(2.85)	(1.99)	(.65)	–	–
Net asset value, end of period	$13.37		$11.96	$22.40	$20.93	$20.26	$18.53
Total Return(b)	17.24	%(c)	(38.75)%	18.05%	6.66%	9.34%	6.86%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	1.09	%(c)	2.20%	2.18%	2.19%	2.20%	2.30%
Expenses, including expense reductions and expenses reimbursed	1.09	%(c)	2.20%	2.18%	2.19%	2.20%	2.30%
Expenses, excluding expense reductions and expenses reimbursed	1.16	%(c)	2.23%	2.19%	2.21%	2.23%	2.30%
Net investment loss	(.55	)%(c)	(1.44)%	(1.56)%	(1.35)%	(1.61)%	(1.84)%
Supplemental Data:
Net assets, end of period (000)	$53,549		$45,385	$83,891	$79,485	$83,339	$85,666
Portfolio turnover rate	43.36	%(c)	123.95%	101.25%	159.86%	97.35%	90.23%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
15

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.96		$23.85	$23.81
Investment operations:
Net investment loss(b)	(.02)		(.09)	(.03)
Net realized and unrealized gain (loss)	2.23		(7.95)	.07
Total from investments operations	2.21		(8.04)	.04
Distributions to shareholders from:
Net realized gain	(.56)		(2.85)	–
Net asset value, end of period	$14.61		$12.96	$23.85
Total Return(c)	17.78	%(d)	(38.22)%	.17	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.64	%(d)	1.30%	.22	%(d)
Expenses, including expense reductions and expenses reimbursed	.64	%(d)	1.30%	.22	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.71	%(d)	1.36%	.22	%(d)
Net investment loss	(.12	)%(d)	(.53)%	(.14	)%(d)
Supplemental Data:
Net assets, end of period (000)	$1,541		$359	$10
Portfolio turnover rate	43.36	%(d)	123.95%	101.25%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
16

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$13.42		$24.56	$22.55	$21.57	$19.52	$18.09
Investment operations:
Net investment loss(a)	(.01)		(.08)	(.12)	(.07)	(.12)	(.15)
Net realized and unrealized gain (loss)	2.31		(8.21)	4.12	1.70	2.17	1.58
Total from investment operations	2.30		(8.29)	4.00	1.63	2.05	1.43
Distributions to shareholders from:
Net realized gain	(.56)		(2.85)	(1.99)	(.65)	–	–
Net asset value, end of period	$15.16		$13.42	$24.56	$22.55	$21.57	$19.52
Total Return(b)	17.84	%(c)	(38.12)%	19.24%	7.73%	10.50%	7.90%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.60	%(c)	1.20%	1.18%	1.19%	1.20%	1.37%
Expenses, including expense reductions and expenses reimbursed	.60	%(c)	1.20%	1.18%	1.19%	1.20%	1.37%
Expenses, excluding expense reductions and expenses reimbursed	.67	%(c)	1.23%	1.19%	1.22%	1.23%	1.37%
Net investment loss	(.05	)%(c)	(.41)%	(.55)%	(.32)%	(.60)%	(.80)%
Supplemental Data:
Net assets, end of period (000)	$32,687		$23,175	$17,965	$19,631	$8,901	$6,312
Portfolio turnover rate	43.36	%(c)	123.95%	101.25%	159.86%	97.35%	90.23%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
17

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$12.90		$23.82	$22.02	$21.17	$19.25	$17.92
Investment operations:
Net investment loss(a)	(.04)		(.17)	(.22)	(.17)	(.21)	(.24)
Net realized and unrealized gain (loss)	2.22		(7.90)	4.01	1.67	2.13	1.57
Total from investment operations	2.18		(8.07)	3.79	1.50	1.92	1.33
Distributions to shareholders from:
Net realized gain	(.56)		(2.85)	(1.99)	(.65)	–	–
Net asset value, end of period	$14.52		$12.90	$23.82	$22.02	$21.17	$19.25
Total Return(b)	17.62	%(c)	(38.42)%	18.71%	7.24%	9.97%	7.42%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.82	%(c)	1.65%	1.63%	1.64%	1.65%	1.77%
Expenses, including expense reductions and expenses reimbursed	.82	%(c)	1.65%	1.63%	1.64%	1.65%	1.77%
Expenses, excluding expense reductions and expenses reimbursed	.89	%(c)	1.67%	1.64%	1.66%	1.68%	1.77%
Net investment loss	(.28	)%(c)	(.88)%	(1.01)%	(.79)%	(1.05)%	(1.31)%
Supplemental Data:
Net assets, end of period (000)	$7,060		$8,945	$16,699	$15,856	$17,536	$12,094
Portfolio turnover rate	43.36	%(c)	123.95%	101.25%	159.86%	97.35%	90.23%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
18

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.90		$23.83	$23.81
Investment operations:
Net investment loss(b)	(.05)		(.16)	(.05)
Net realized and unrealized gain (loss)	2.21		(7.92)	.07
Total from investment operations	2.16		(8.08)	.02
Distributions to shareholders from:
Net realized gain	(.56)		(2.85)	–
Net asset value, end of period	$14.50		$12.90	$23.83
Total Return(c)	17.46	%(d)	(38.45)%	.08	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.89	%(d)	1.75%	.28	%(d)
Expenses, including expense reductions and expenses reimbursed	.89	%(d)	1.75%	.28	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.96	%(d)	1.81%	.29	%(d)
Net investment loss	(.35	)%(d)	(.93)%	(.20	)%(d)
Supplemental Data:
Net assets, end of period (000)	$677		$119	$10
Portfolio turnover rate	43.36	%(d)	123.95%	101.25%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
19

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$12.91		$23.84	$23.81
Investment operations:
Net investment loss(b)	(.03)		(.14)	(.04)
Net realized and unrealized gain (loss)	2.21		(7.94)	.07
Total from investment operations	2.18		(8.08)	.03
Distributions to shareholders from:
Net realized gain	(.56)		(2.85)	–
Net asset value, end of period	$14.53		$12.91	$23.84
Total Return(c)	17.61	%(d)	(38.43)%	.13	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.83	%(d)	1.65%	.27	%(d)
Expenses, including expense reductions and expenses reimbursed	.83	%(d)	1.65%	.27	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.90	%(d)	1.70%	.27	%(d)
Net investment loss	(.22	)%(d)	(.82)%	(.18	)%(d)
Supplemental Data:
Net assets, end of period (000)	$1,524		$85	$10
Portfolio turnover rate	43.36	%(d)	123.95%	101.25%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.
20

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Growth Opportunities Fund (the "Fund").

The Fund's investment objective is capital appreciation. The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund's Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

21

Notes to Financial Statements (unaudited)(continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

  The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended November 30, 2005 through November 30, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized depreciation on investments on the Fund's Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

22

Notes to Financial Statements (unaudited)(continued)

(h)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities (000)
Level 1 – Quoted Prices	$510,997
Total	$510,997

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

23

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended May 31, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .80% of the Fund's average daily net assets.

For the period December 1, 2008 through March 31, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses did not exceed the rates below. Effective April 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following:

Class	% of Average Daily Net Assets
A	1.55%
B	2.20%
C	2.20%
F	1.30%
I	1.20%
P	1.65%
R2	1.80%
R3	1.70%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

As of May 31, 2009, the percentages of Growth Opportunities Fund's outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Global Allocation Fund, were 1.79%, 2.62% and 1.05%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution

24

Notes to Financial Statements (unaudited)(continued)

and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2009:

Distributor Commissions	Dealers' Concessions
$54,620	$295,294

Distributor received CDSCs of $3,117 and $2,793 for Class A and Class C shares, respectively, for the six months ended May 31, 2009.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2009 and the fiscal year ended November 30, 2008 was as follows:

	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008
Distributions paid from:
Ordinary income	$–	$40,695,443
Net long-term capital gains	20,035,171	60,274,138
Total distributions paid	$20,035,171	$100,969,581

25

Notes to Financial Statements (unaudited)(continued)

As of November 30, 2008, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	Total
Growth Opportunities Fund	$29,568,245	$29,568,245

As of May 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$503,440,583
Gross unrealized gain	54,961,174
Gross unrealized loss	(47,404,803)
Net unrealized security gain	$7,556,371

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2009 were as follows:

Purchases	Sales
$197,572,262	$216,411,082

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2009.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Fund's transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions

26

Notes to Financial Statements (unaudited)(continued)

at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2009.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,914,381	$24,207,966	3,870,150	$65,683,092
Converted from Class B*	188,314	2,380,106	412,582	7,751,875
Reinvestment of distributions	1,128,842	13,986,352	3,424,588	71,231,500
Shares reacquired	(4,063,787)	(49,915,034)	(7,307,366)	(131,136,183)
Increase (decrease)	(832,250)	$(9,340,610)	399,954	$13,530,284
Class B Shares
Shares sold	275,248	$3,195,364	499,675	$8,669,372
Reinvestment of distributions	182,352	2,082,455	611,883	11,852,174
Shares reacquired	(591,247)	(6,704,120)	(1,159,637)	(19,482,360)
Converted to Class A*	(204,586)	(2,380,106)	(444,107)	(7,751,875)
Decrease	(338,233)	$(3,806,407)	(492,186)	$(6,712,689)

27

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	713,784	$8,292,731	791,889	$13,807,768
Reinvestment of distributions	164,084	1,872,128	485,077	9,391,105
Shares reacquired	(667,989)	(7,561,228)	(1,227,459)	(20,802,973)
Increase	209,879	$2,603,631	49,507	$2,395,900
Class F Shares
Shares sold	88,878	$977,620	39,948	$793,966
Reinvestment of distributions	1,230	15,275	57	1,196
Shares reacquired	(12,295)	(160,647)	(12,766)	(174,447)
Increase	77,813	$832,248	27,239	$620,715
Class I Shares
Shares sold	522,945	$7,495,441	964,693	$18,624,220
Reinvestment of distributions	75,460	971,932	112,404	2,417,818
Shares reacquired	(169,217)	(2,074,172)	(81,570)	(1,581,289)
Increase	429,188	$6,393,201	995,527	$19,460,749
Class P Shares
Shares sold	71,709	$900,701	219,532	$4,144,787
Reinvestment of distributions	31,137	384,853	93,553	1,943,096
Shares reacquired	(309,838)	(4,023,776)	(320,834)	(5,832,503)
Increase (decrease)	(206,992)	$(2,738,222)	(7,749)	$255,380
Class R2 Shares
Shares sold	47,378	$597,570	8,835	$169,006
Reinvestment of distributions	22	265	57	1,196
Shares reacquired	(9,929)	(128,355)	(73)	(1,482)
Increase	37,471	$469,480	8,819	$168,720
Class R3 Shares
Shares sold	116,638	$1,546,275	6,596	$124,613
Reinvestment of distributions	304	3,763	57	1,196
Shares reacquired	(18,618)	(254,027)	(477)	(8,793)
Increase	98,324	$1,296,011	6,176	$117,016

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

28

Approval of Advisory Contract

At meetings held on December 10 and 11, 2008, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC. ("Lord Abbett"), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of the Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that that the investment performance of the Class A shares of the Fund was in the first quintile for the nine-month and one-year periods, in the second quintile for the three-year and ten-year periods, and in the third quintile for the five-year period. The Board also observed that the Fund's investment performance was higher than that of the Lipper Mid-Cap Growth Index for the nine-month, one-year, three-year, and ten-year periods and lower than that of the Index for the five-year period.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment

29

objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also observed that Lord Abbett had made significant changes in recent years to the investment management personnel responsible for the Fund, in that in 2005 it had hired Bruce Bartlett as Director of Growth Equities, with supervisory responsibility over the growth investment disciplines at Lord Abbett, in 2006 it had hired Rick Ruvkun to be a portfolio manager for the Fund, and in July 2008 it had named Mr. Ruvkun Director of Large and Mid Cap Research, with Paul Volovich taking over Mr. Ruvkun's role as portfolio manager for the Fund, assisted by David Linsen. In addition, the Board noted the changes that Lord Abbett had made in July 2008 to realign its existing large and mid-cap research resources into a single team supporting those investment disciplines. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC ("Distributor") and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.55%, the total expense ratios of Class B and Class C to not more than 2.20%, the total expense ratio of Class F to not more than 1.30%, the total expense ratio of Class I to not more than 1.20%, the total expense ratio of Class P to not more than 1.65%, the total expense ratio of Class R2 to not more than 1.80%, and the total expense ratio of Class R3 to not more than 1.70%, but that Lord Abbett did not propose to enter into a new agreement and instead intended to make voluntary reimbursements to keep the expenses of each class at the same level, which reimbursements it could modify or end at any time. The Board observed that for the ten months ended September 30, 2008 the contractual management and administrative services fees were approximately ten basis points above the median of the peer group and the actual management and administrative services fees were approximately thirteen basis points above the median of the peer group. The Board observed that for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately thirty-one basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-two basis points above the median of the peer group, the total expense ratio of Class F was approximately fourteen basis points above the median of the peer group, the total expense ratio of Class I was approximately twenty-two basis points above the median of the peer group, the total expense ratio of Class P was approximately seventeen basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty-seven basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately sixteen basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and Class R3 would have been approximately five and six basis points higher, respectively. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size. The Board also considered what the expense ratio of each

30

class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

31

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

32

This report when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Growth Opportunities Fund

LAGOF-3-0509
(7/09)

2009

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Classic Stock Fund*

Small Cap Value Fund

For the six-month period ended May 31, 2009

* Formerly known as Large Cap Core Fund

Lord Abbett Research Fund
Lord Abbett Classic Stock Fund and
Lord Abbett Small Cap Value Fund

Semiannual Report

For the six-month period ended May 31, 2009

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Classic Stock Fund and Lord Abbett Small Cap Value Fund for the six-month period ended May 31, 2009. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds' portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 through May 31, 2009).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 12/1/08 – 5/31/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Classic Stock Fund (formerly, Large Cap Core Fund)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/08	5/31/09	12/1/08 – 5/31/09
Class A*
Actual	$1,000.00	$1,075.20	$6.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.47	$6.54
Class B*
Actual	$1,000.00	$1,071.80	$10.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.20	$9.80
Class C*
Actual	$1,000.00	$1,071.70	$10.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.23	$9.80
Class F*
Actual	$1,000.00	$1,076.90	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.71	$5.29
Class I*
Actual	$1,000.00	$1,076.70	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$4.78
Class P*
Actual	$1,000.00	$1,074.70	$7.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class R2*
Actual	$1,000.00	$1,077.10	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.53
Class R3*
Actual	$1,000.00	$1,074.30	$7.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.73	$7.29

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.05% for Class F, 0.95% for Class I, 1.40% for Class P, 0.90% for Class R2 and 1.45% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*  The annualized expenses of each class have been restated (0.98% for Class A, 1.63% for Class B and Class C, 0.73% for Class F, 0.63% for Class I, 1.08% for Class P, 0.59% for Class R2 and 1.13% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.07	$4.94
Class B	$8.42	$8.20
Class C	$8.42	$8.20
Class F	$3.78	$3.68
Class I	$3.26	$3.18
Class P	$5.59	$5.44
Class R2	$3.06	$2.97
Class R3	$5.84	$5.69

Classic Stock Fund (formerly, Large Cap Core Fund)(concluded)

Portfolio Holdings Presented by Sector

May 31, 2009

Sector*	%**
Auto & Transportation	2.35%
Consumer Discretionary	14.48%
Consumer Staples	5.04%
Financial Services	18.34%
Healthcare	9.15%
Integrated Oils	7.68%
Materials & Processing	9.55%
Other Energy	5.88%
Producer Durables	3.51%
Technology	19.01%
Utilities	3.59%
Short-Term Investment	1.42%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/08	5/31/09	12/1/08 – 5/31/09
Class A
Actual	$1,000.00	$1,102.10	$6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.63	$6.34
Class B
Actual	$1,000.00	$1,098.30	$10.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.12	$9.85
Class C
Actual	$1,000.00	$1,098.10	$10.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.14	$9.85
Class F
Actual	$1,000.00	$1,102.60	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.29
Class I
Actual	$1,000.00	$1,103.80	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.12	$4.84
Class P
Actual	$1,000.00	$1,101.10	$7.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.88	$7.09
Class R2
Actual	$1,000.00	$1,100.30	$8.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.23	$7.75
Class R3
Actual	$1,000.00	$1,101.00	$7.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.64	$7.34

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.26% for Class A, 1.96% for Class B and Class C, 1.05% for Class F, 0.96% for Class I, 1.41% for Class P, 1.54% for Class R2 and 1.46% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2009

Sector*	%**
Auto & Transportation	11.44%
Consumer Discretionary	8.92%
Consumer Staples	4.22%
Financial Services	11.75%
Healthcare	7.87%
Materials & Processing	17.63%
Other	1.35%

Sector*	%**
Other Energy	4.49%
Producer Durables	14.83%
Technology	10.11%
Utilities	4.14%
Short-Term Investment	3.25%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

Schedule of Investments (unaudited)

CLASSIC STOCK FUND (formerly, Large Cap Core Fund) May 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 98.47%
Aerospace 2.29%
Boeing Co. (The)	84,896	$3,808
Lockheed Martin Corp.	52,490	4,390
Raytheon Co.	41,200	1,839
United Technologies Corp.	185,500	9,759
Total		19,796
Banks 4.59%
Bank of America Corp.	271,148	3,056
Fifth Third Bancorp	217,800	1,503
PNC Financial Services Group, Inc. (The)	265,000	12,071
U.S. Bancorp	356,000	6,835
Wells Fargo & Co.	635,800	16,213
Total		39,678
Beverage: Soft Drinks 1.42%
Coca-Cola Co. (The)	145,900	7,172
PepsiCo, Inc.	97,800	5,090
Total		12,262
Biotechnology Research & Production 2.44%
Amgen, Inc.*	133,200	6,652
Baxter International, Inc.	96,687	4,949
Celgene Corp.*	93,200	3,937
Genzyme Corp.*	94,400	5,583
Total		21,121
Casinos & Gambling 0.52%
International Game Technology	258,100	4,481
Chemicals 3.18%
Dow Chemical Co. (The)	479,000	8,469
E.I. du Pont de Nemours & Co.	115,300	3,283
Praxair, Inc.	214,700	15,716
Total		27,468

Investments	Shares	Value (000)
Communications & Media 0.56%
Time Warner, Inc.	207,000	$4,848
Communications Technology 2.93%
Cisco Systems, Inc.*	678,300	12,549
QUALCOMM, Inc.	292,200	12,737
Total		25,286
Computer Services, Software & Systems 6.60%
Adobe Systems, Inc.*	254,053	7,159
ANSYS, Inc.*	77,700	2,320
Citrix Systems, Inc.*	116,500	3,659
Google, Inc. Class A*	34,300	14,311
Microsoft Corp.	796,400	16,637
Oracle Corp.	259,000	5,074
VMware, Inc.*	148,200	4,600
Yahoo!, Inc.*	204,200	3,235
Total		56,995
Computer Technology 3.96%
Apple, Inc.*	100,400	13,635
Hewlett-Packard Co.	402,113	13,812
International Business Machines Corp.	63,300	6,727
Total		34,174
Copper 0.17%
Freeport-McMoRan Copper & Gold, Inc.	27,365	1,489
Diversified Financial Services 7.61%
Bank of New York Mellon Corp. (The)	425,518	11,821
Capital One Financial Corp.	6,900	169
Goldman Sachs Group, Inc. (The)	126,400	18,274
JPMorgan Chase & Co.	673,228	24,842
Morgan Stanley	352,200	10,679
Total		65,785

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLASSIC STOCK FUND (formerly, Large Cap Core Fund) May 31, 2009

Investments	Shares	Value (000)
Diversified Production 0.59%
Honeywell International, Inc.	153,900	$5,103
Drugs & Pharmaceuticals 4.33%
Abbott Laboratories	202,000	9,102
Gilead Sciences, Inc.*	153,324	6,608
Johnson & Johnson	171,500	9,460
Merck & Co., Inc.	181,300	5,000
Pfizer, Inc.	246,700	3,747
Vertex Pharmaceuticals, Inc.*	117,900	3,515
Total		37,432
Electrical & Electronics 0.54%
Corning, Inc.	315,103	4,632
Electrical Equipment & Components 0.20%
Emerson Electric Co.	53,678	1,723
Electronics: Medical Systems 0.22%
Medtronic, Inc.	55,700	1,913
Electronics: Other 2.72%
Activision Blizzard, Inc.*	1,228,726	14,843
Electronic Arts, Inc.*	377,100	8,670
Total		23,513
Electronics: Semi-Conductors/ Components 2.26%
Broadcom Corp. Class A*	68,700	1,750
Intel Corp.	738,200	11,605
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	261,800	2,864
Texas Instruments, Inc.	168,800	3,275
Total		19,494
Entertainment 0.44%
Walt Disney Co. (The)	156,637	3,794

Investments	Shares	Value (000)
Fertilizers 3.44%
Monsanto Co.	275,600	$22,641
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	61,200	7,089
Total		29,730
Foods 0.73%
Kellogg Co.	52,600	2,275
Kraft Foods, Inc. Class A	153,700	4,013
Total		6,288
Gold 1.00%
Barrick Gold Corp. (Canada)(a)	228,000	8,682
Health & Personal Care 1.43%
CVS Caremark Corp.	90,848	2,707
Express Scripts, Inc.*	135,000	8,647
Medco Health Solutions, Inc.*	21,202	973
Total		12,327
Hotel/Motel 2.33%
Marriott International, Inc. Class A	393,400	9,190
Starwood Hotels & Resorts Worldwide, Inc.	154,700	3,786
Wynn Resorts Ltd.*	193,800	7,182
Total		20,158
Insurance: Life 0.44%
Prudential Financial, Inc.	95,400	3,807
Insurance: Multi-Line 1.91%
Aon Corp.	210,300	7,571
MetLife, Inc.	283,300	8,924
Total		16,495

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLASSIC STOCK FUND (formerly, Large Cap Core Fund) May 31, 2009

Investments	Shares	Value (000)
Investment Management Companies 3.44%
BlackRock, Inc.	19,700	$3,142
Northern Trust Corp.	80,100	4,618
State Street Corp.	264,300	12,277
T. Rowe Price Group, Inc.	239,300	9,708
Total		29,745
Leisure Time 1.09%
Carnival Corp. Unit	323,300	8,225
Royal Caribbean Cruises Ltd.	80,400	1,211
Total		9,436
Machinery: Oil Well Equipment & Services 2.08%
Schlumberger Ltd.	241,700	13,832
Smith International, Inc.	141,500	4,130
Total		17,962
Medical & Dental Instruments & Supplies 0.31%
St. Jude Medical, Inc.*	68,000	2,653
Medical Services 0.40%
Quest Diagnostics, Inc.	66,856	3,491
Metal Fabricating 0.36%
Precision Castparts Corp.	37,700	3,113
Milling: Fruit & Grain Processing 1.38%
Archer Daniels Midland Co.	434,700	11,963
Miscellaneous Business & Consumer Discretionary 0.38%
Western Union Co.	187,700	3,309
Oil: Crude Producers 3.80%
Apache Corp.	110,000	9,269
Devon Energy Corp.	72,661	4,595
EOG Resources, Inc.	45,300	3,315

Investments	Shares	Value (000)
Occidental Petroleum Corp.	86,200	$5,785
Range Resources Corp.	38,200	1,750
Southwestern Energy Co.*	85,900	3,734
XTO Energy, Inc.	101,950	4,360
Total		32,808
Oil: Integrated Domestic 2.50%
ConocoPhillips	88,700	4,066
Hess Corp.	219,700	14,630
Valero Energy Corp.	128,400	2,872
Total		21,568
Oil: Integrated International 5.18%
Chevron Corp.	127,400	8,494
Exxon Mobil Corp.	293,315	20,341
Marathon Oil Corp.	36,400	1,160
Suncor Energy, Inc. (Canada)(a)	162,293	5,747
Weatherford International Ltd.*	435,200	9,009
Total		44,751
Railroads 1.88%
Burlington Northern Santa Fe Corp.	116,600	8,446
Union Pacific Corp.	158,100	7,790
Total		16,236
Restaurants 0.55%
Darden Restaurants, Inc.	87,600	3,168
Wendy's/Arby's Group, Inc.	368,700	1,549
Total		4,717
Retail 8.15%
Bed Bath & Beyond, Inc.*	152,400	4,284
Best Buy Co., Inc.	306,200	10,748
Dick's Sporting Goods, Inc.*	498,500	8,873

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CLASSIC STOCK FUND (formerly, Large Cap Core Fund) May 31, 2009

Investments	Shares	Value (000)
Retail (continued)
Home Depot, Inc. (The)	377,900	$8,752
J.C. Penney Co., Inc.	224,900	5,868
Kohl's Corp.*	304,700	12,941
Macy's, Inc.	100,300	1,172
Target Corp.	301,500	11,849
Wal-Mart Stores, Inc.	119,200	5,929
Total		70,416
Securities Brokerage & Services 0.32%
Charles Schwab Corp. (The)	158,300	2,786
Soaps & Household Chemicals 1.95%
Colgate-Palmolive Co.	94,555	6,236
Procter & Gamble Co. (The)	204,697	10,632
Total		16,868
Telecommunications Equipment 0.43%
Nokia Corp. ADR	240,200	3,675
Textiles Apparel Manufacturers 0.44%
Coach, Inc.*	146,344	3,844
Tobacco 0.94%
Altria Group, Inc.	126,200	2,157
Philip Morris International, Inc.	139,300	5,940
Total		8,097
Transportation: Miscellaneous 0.46%
United Parcel Service, Inc. Class B	78,200	3,999
Utilities: Cable TV & Radio 0.25%
Comcast Corp. Class A	166,060	2,159
Utilities: Electrical 0.97%
Dominion Resources, Inc.	88,200	2,804
FPL Group, Inc.	62,232	3,518
Progress Energy, Inc.	58,900	2,091
Total		8,413

Investments	Shares	Value (000)
Utilities: Telecommunications 2.36%
AT&T, Inc.	663,802	$16,456
Verizon Communications, Inc.	134,400	3,932
Total		20,388
Total Common Stocks (cost $883,306,344)		850,871
	Principal Amount (000)
SHORT-TERM INVESTMENT 1.42%
Repurchase Agreement
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $12,515,000 of U.S. Treasury Bill at 0.19% due 8/13/2009; value: $12,511,246; proceeds: $12,265,722 (cost $12,265,711)	$12,266	12,266
Total Investments in Securities 99.89% (cost $895,572,055)		863,137
Other Assets in Excess of Liabilities 0.11%		915
Net Assets 100.00%		$864,052

  ADR  American Depositary Receipt.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 96.74%
Aerospace 4.63%
AAR Corp.*	988,564	$14,532
Curtiss-Wright Corp.(a)	2,964,155	86,790
Moog, Inc. Class A*	964,062	23,041
Total		124,363
Air Transportation 2.37%
Atlas Air Worldwide Holdings, Inc.*	630,700	16,323
Bristow Group, Inc.*(a)	1,495,843	47,313
Total		63,636
Auto Parts: Original Equipment 2.44%
Autoliv, Inc. (Sweden)(b)	1,700,000	47,226
WABCO Holdings, Inc.	1,072,900	18,218
Total		65,444
Banks 5.44%
BancorpSouth, Inc.	495,000	11,009
City National Corp.	688,100	25,164
Cullen/Frost Bankers, Inc.	837,700	41,005
First Horizon National Corp.	1,043,548	12,669
Signature Bank*	510,274	13,803
SVB Financial Group*	722,100	19,461
Texas Capital Bancshares, Inc.*	1,489,454	22,863
Total		145,974
Beverage: Brewers (Wineries) 0.58%
Boston Beer Co., Inc. (The) Class A*(a)	546,939	15,599
Biotechnology Research & Production 2.87%
Cypress Bioscience, Inc.*	1,700,800	12,926
Onyx Pharmaceuticals, Inc.*	1,139,200	26,953
OSI Pharmaceuticals, Inc.*	1,097,200	37,085
Total		76,964

Investments	Shares	Value (000)
Building: Materials 1.03%
Quanex Building Products Corp.(a)	2,501,823	$27,620
Building: Roofing & Wallboard 0.21%
Beacon Roofing Supply, Inc.*	383,890	5,566
Chemicals 2.00%
Arch Chemicals, Inc.	1,178,459	33,115
Polypore International, Inc.*	2,075,058	20,626
Total		53,741
Communications Technology 3.97%
Anixter International, Inc.*(a)	1,948,602	79,932
Comtech Telecommunications Corp.*	914,400	26,646
Total		106,578
Computer Services, Software & Systems 1.90%
Macrovision Solutions Corp.*	2,257,952	50,962
Computer Technology 0.69%
Intermec, Inc.*	1,606,625	18,444
Construction 0.30%
Granite Construction, Inc.	220,000	8,041
Containers & Packaging: Metal & Glass 2.51%
AptarGroup, Inc.	757,000	23,475
Greif, Inc. Class A	594,387	28,721
Silgan Holdings, Inc.	345,177	15,278
Total		67,474
Diversified Financial Services 0.48%
Raymond James Financial, Inc.	809,000	12,863

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2009

Investments	Shares	Value (000)
Diversified Manufacturing 3.42%
Hexcel Corp.*	4,495,029	$48,052
Koppers Holdings, Inc.(a)	1,731,200	43,782
Total		91,834
Diversified Production 0.58%
Teleflex, Inc.	349,314	15,667
Drug & Grocery Store Chains 1.07%
Casey's General Stores, Inc.	264,346	6,669
Ruddick Corp.	296,146	7,451
Susser Holdings Corp.*(a)	1,066,952	14,489
Total		28,609
Drugs & Pharmaceuticals 0.75%
Medicines Co. (The)*	1,063,400	8,146
Watson Pharmaceuticals, Inc.*	399,600	12,088
Total		20,234
Electrical Equipment & Components 3.15%
AMETEK, Inc.	224,150	7,050
Baldor Electric Co.	2,157,598	50,035
EnerSys*	1,425,000	23,085
Littelfuse, Inc.*	253,684	4,450
Total		84,620
Electronics 0.53%
II-VI, Inc.*	595,800	14,299
Electronics: Instruments, Gauges & Meters 0.80%
Itron, Inc.*	367,667	21,450
Electronics: Medical Systems 0.59%
Greatbatch, Inc.*	765,100	15,807
Electronics: Technology 2.00%
ScanSource, Inc.*(a)	2,167,999	53,636

Investments	Shares	Value (000)
Engineering & Contracting Services 1.29%
Layne Christensen Co.*	295,100	$6,309
URS Corp.*	586,238	28,186
Total		34,495
Finance Companies 2.13%
Financial Federal Corp.(a)	2,305,048	57,142
Foods 2.57%
NBTY, Inc.*	1,582,931	39,083
Smithfield Foods, Inc.*	2,402,428	29,862
Total		68,945
Forest Products 0.57%
Universal Forest Products, Inc.	503,000	15,321
Health & Personal Care 1.03%
Odyssey HealthCare, Inc.*(a)	2,810,400	27,598
Healthcare Facilities 0.62%
Skilled Healthcare Group, Inc. Class A*(a)	1,760,800	16,569
Healthcare Management Services 1.26%
Centene Corp.*	900,500	16,371
Healthspring, Inc.*	1,790,600	17,387
Total		33,758
Identification Control & Filter Devices 0.69%
Donaldson Co., Inc.	552,400	18,610
Industrial Products 0.35%
A.M. Castle & Co.	903,767	9,490
Insurance: Multi-Line 1.44%
HCC Insurance Holdings, Inc.	569,700	14,066
Max Capital Group Ltd.	1,553,080	24,554
Total		38,620

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2009

Investments	Shares	Value (000)
Jewelry, Watches & Gemstones 1.75%
Fossil, Inc.*	2,096,262	$46,914
Machinery: Construction & Handling 0.20%
Astec Industries, Inc.*	179,356	5,492
Machinery: Industrial/Specialty 3.53%
EnPro Industries, Inc.*	913,300	16,083
Kennametal, Inc.	1,431,900	27,034
Nordson Corp.	806,512	30,970
Tennant Co.	256,800	4,692
Woodward Governor Co.	772,300	15,855
Total		94,634
Machinery: Oil Well Equipment & Services 2.05%
Lufkin Industries, Inc.	451,100	20,471
Superior Energy Services, Inc.*	1,500,098	34,592
Total		55,063
Medical & Dental Instruments & Supplies 0.75%
Invacare Corp.	907,300	15,406
STERIS Corp.	205,000	4,844
Total		20,250
Metal Fabricating 2.85%
Kaydon Corp.	238,921	8,219
Reliance Steel & Aluminum Co.	1,800,000	68,382
Total		76,601
Metals & Minerals Miscellaneous 0.34%
Brush Engineered Materials, Inc.*	599,723	9,206
Miscellaneous: Materials & Processing 0.97%
Rogers Corp.*(a)	1,527,335	26,056
Miscellaneous: Technology 1.02%
Plexus Corp.*	1,499,374	27,379

Investments	Shares	Value (000)
Multi-Sector Companies 1.35%
Carlisle Cos., Inc.	1,583,370	$36,212
Oil: Crude Producers 2.44%
Arena Resources, Inc.*	735,800	26,356
Comstock Resources, Inc.*	210,000	8,364
Forest Oil Corp.*	1,140,000	21,671
Goodrich Petroleum Corp.*	342,423	9,150
Total		65,541
Pollution Control & Environmental Services 0.25%
Waste Connections, Inc.*	269,018	6,833
Railroads 1.48%
Genesee & Wyoming, Inc. Class A*	400,900	11,594
Kansas City Southern*	1,710,000	28,198
Total		39,792
Real Estate Investment Trusts 0.33%
LaSalle Hotel Properties	639,439	8,748
Rental & Leasing Services: Commercial 1.11%
GATX Corp.	1,185,050	29,840
Restaurants 1.33%
Brinker International, Inc.	1,366,900	24,467
Cracker Barrel Old Country Store, Inc.	211,193	6,636
Jack in the Box, Inc.*	171,200	4,503
Total		35,606
Retail 4.09%
Big Lots, Inc.*	888,200	20,437
Children's Place Retail Stores, Inc. (The)*	883,500	31,726
Dress Barn, Inc. (The)*	1,270,061	20,105

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2009

Investments	Shares	Value (000)
Retail (continued)
Genesco, Inc.*	568,394	$14,659
Gymboree Corp. (The)*	335,524	12,364
MSC Industrial Direct Co.	192,300	6,996
Rush Enterprises, Inc. Class A*	300,000	3,501
Total		109,788
Securities Brokerage & Services 0.83%
KBW, Inc.*	857,100	22,310
Services: Commercial 1.76%
Huron Consulting Group, Inc.*	577,500	26,467
MAXIMUS, Inc.	518,800	20,700
Total		47,167
Shipping 2.46%
Kirby Corp.*	1,300,000	43,706
UTi Worldwide, Inc.*	1,712,200	22,447
Total		66,153
Steel 2.14%
Carpenter Technology Corp.	869,987	19,557
Commercial Metals Co.	1,280,000	21,722
Schnitzer Steel Industries, Inc.	295,450	16,114
Total		57,393
Telecommunications Equipment 0.63%
Arris Group, Inc.*	1,390,300	16,850
Transportation: Miscellaneous 0.82%
Hub Group, Inc. Class A*	1,111,705	21,967
Truckers 1.86%
Heartland Express, Inc.	2,617,514	41,095
Knight Transportation, Inc.	501,000	8,888
Total		49,983

Investments	Shares	Value (000)
Utilities: Electrical 1.52%
Otter Tail Corp.	1,375,000	$26,084
Westar Energy, Inc.	826,844	14,759
Total		40,843
Utilities: Gas Distributors 2.62%
New Jersey Resources Corp.	466,800	15,530
Northwest Natural Gas Co.	423,460	17,972
Piedmont Natural Gas Co., Inc.	868,071	19,670
UGI Corp.	711,700	17,159
Total		70,331
Total Common Stocks (cost $2,721,972,493)		2,596,925
	Principal Amount (000)
SHORT-TERM INVESTMENT 3.25%
Repurchase Agreement
Repurchase Agreement dated 5/29/2009, 0.01% due 6/1/2009 with State Street Bank & Trust Co. collateralized by $88,830,000 of Federal Home Loan Bank at 0.80% due 4/30/2010; value: 89,052,075; proceeds: $87,301,915 (cost $87,301,842)	$87,302	87,302
Total Investments in Securities 99.99% (cost $2,809,274,335)		2,684,227
Other Assets in Excess of Liabilities 0.01%		233
Net Assets 100.00%		$2,684,460

*  Non-income producing security.

  (a)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). (See Note 10).

  (b)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2009

	Classic Stock Fund*	Small Cap Value Fund
ASSETS:
Investments in unaffiliated issuers, at cost	$895,572,055	$2,210,759,229
Investments in affiliated issuers, at cost	–	598,515,106
Investments in unaffiliated issuers, at value	$863,137,240	$2,187,699,244
Investments in affiliated issuers, at value	–	496,527,734
Receivables:
Investment securities sold	–	11,495,303
Capital shares sold	6,682,147	3,389,993
Interest and dividends	1,416,217	2,803,031
From advisor (See Note 3)	53,418	–
Prepaid expenses and other assets	68,986	104,157
Total assets	871,358,008	2,702,019,462
LIABILITIES:
Payables:
Investment securities purchased	–	10,216,700
Capital shares reacquired	5,931,316	3,323,798
Management fee	485,303	1,623,957
12b-1 distribution fees	304,065	513,496
Directors' fees	87,760	301,308
Fund administration	27,751	88,093
To affiliate (See Note 3)	43,329	29,345
Accrued expenses and other liabilities	426,537	1,462,326
Total liabilities	7,306,061	17,559,023
NET ASSETS	$864,051,947	$2,684,460,439
COMPOSITION OF NET ASSETS:
Paid-in capital	$998,796,901	$3,430,912,228
Undistributed net investment income	3,110,821	957,173
Accumulated net realized loss on investments	(105,420,960)	(622,361,605)
Net unrealized depreciation on investments	(32,434,815)	(125,047,357)
Net Assets	$864,051,947	$2,684,460,439

*  Formerly, Large Cap Core Fund

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2009

	Classic Stock Fund*	Small Cap Value Fund
Net assets by class:
Class A Shares	$532,600,357	$1,274,522,288
Class B Shares	$42,817,302	$17,810,588
Class C Shares	$73,594,073	$45,358,776
Class F Shares	$8,242,421	$19,694,489
Class I Shares	$202,385,706	$1,080,679,209
Class P Shares	$3,974,174	$244,923,694
Class R2 Shares	$7,266	$19,075
Class R3 Shares	$430,648	$1,452,320
Outstanding shares by class:
Class A Shares (200 million and 300 million shares of common stock authorized, respectively $.001 par value)	23,960,530	63,278,493
Class B Shares (30 million shares of common stock authorized per Fund, $.001 par value)	2,016,102	1,009,164
Class C Shares (20 million shares of common stock authorized per Fund, $.001 par value)	3,454,557	2,564,876
Class F Shares (30 million shares of common stock authorized per Fund, $.001 par value)	371,984	982,052
Class I Shares (30 million and 200 million shares of common stock authorized, respectively $.001 par value)	9,090,167	50,853,499
Class P Shares (20 million and 50 million shares of common stock authorized, respectively $.001 par value)	178,072	12,266,387
Class R2 Shares (30 million shares of common stock authorized per Fund, $.001 par value)	327.121	950
Class R3 Shares (30 million shares of common stock authorized per Fund, $.001 par value)	19,496	72,494
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$22.23	$20.14
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$23.59	$21.37
Class B Shares–Net asset value	$21.24	$17.65
Class C Shares–Net asset value	$21.30	$17.68
Class F Shares–Net asset value	$22.16	$20.05
Class I Shares–Net asset value	$22.26	$21.25
Class P Shares–Net asset value	$22.32	$19.97
Class R2 Shares–Net asset value	$22.21	$20.08
Class R3 Shares–Net asset value	$22.09	$20.03

*  Formerly, Large Cap Core Fund

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2009

	Classic Stock Fund*	Small Cap Value Fund
Investment income:
Dividends from unaffiliated issuers (net of foreign withholding taxes of $27,421 and $0, respectively)	$9,036,574	$14,896,108
Dividends from affiliated issuers	–	1,791,629
Interest	792	3,735
Total investment income	9,037,366	16,691,472
Expenses:
Management fee	2,675,512	8,829,953
12b-1 distribution plan–Class A	839,147	1,712,473
12b-1 distribution plan–Class B	200,428	107,664
12b-1 distribution plan–Class C	318,036	212,319
12b-1 distribution plan–Class F	2,292	4,441
12b-1 distribution plan–Class P	9,176	492,162
12b-1 distribution plan–Class R2	–	46
12b-1 distribution plan–Class R3	831	3,148
Shareholder servicing	771,848	1,709,527
Professional	25,163	39,098
Reports to shareholders	45,022	102,916
Fund administration	152,886	476,168
Custody	10,602	23,038
Directors' fees	10,803	33,581
Registration	58,288	84,998
Subsidy (See Note 3)	281,335	181,320
Other	14,250	45,578
Gross expenses	5,415,619	14,058,430
Expense reductions (See Note 8)	(1,762)	(5,525)
Expenses reimbursed by advisor (See Note 3)	(412,894)	–
Net expenses	5,000,963	14,052,905
Net investment income	4,036,403	2,638,567
Net realized and unrealized gain (loss):
Net realized loss on investments in unaffiliated issuers	(79,116,096)	(405,637,967)
Net realized loss from investments in affiliated issuers	–	(19,322,189)
Net change in unrealized depreciation on investments	133,390,777	664,368,448
Net realized and unrealized gain	54,274,681	239,408,292
Net Increase in Net Assets Resulting From Operations	$58,311,084	$242,046,859

*  Formerly, Large Cap Core Fund

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Classic Stock Fund*
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$4,036,403	$7,672,170
Net realized loss on investments	(79,116,096)	(25,113,558)
Net change in unrealized appreciation/depreciation on investments	133,390,777	(342,198,180)
Net increase (decrease) in net assets resulting from operations	58,311,084	(359,639,568)
Distributions to shareholders from:
Net investment income
Class A	(5,401,711)	(3,155,079)
Class B	(94,165)	–
Class C	(213,426)	(213)
Class F	(35,711)	(75)
Class I	(2,611,149)	(1,788,108)
Class P	(42,070)	(27,794)
Class R2	(92)	(62)
Class R3	(4,088)	(65)
Net realized gain
Class A	–	(45,902,460)
Class B	–	(5,038,767)
Class C	–	(6,414,106)
Class F	–	(641)
Class I	–	(14,754,489)
Class P	–	(467,166)
Class R2	–	(636)
Class R3	–	(636)
Total distributions to shareholders	(8,402,412)	(77,550,297)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	122,096,050	240,750,598
Reinvestment of distributions	8,077,401	73,284,004
Cost of shares reacquired	(101,098,082)	(196,584,191)
Net increase in net assets resulting from capital share transactions	29,075,369	117,450,411
Net increase (decrease) in net assets	78,984,041	(319,739,454)
NET ASSETS:
Beginning of period	$785,067,906	$1,104,807,360
End of period	$864,051,947	$785,067,906
Undistributed net investment income	$3,110,821	$7,476,830

*  Formerly, Large Cap Core Fund

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Small Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2009 (unaudited)	For the Year Ended November 30, 2008
Operations:
Net investment income	$2,638,567	$8,365,255
Net realized loss on investments	(424,960,156)	(193,928,539)
Net change in unrealized appreciation/depreciation on investments	664,368,448	(1,200,260,791)
Net increase (decrease) in net assets resulting from operations	242,046,859	(1,385,824,075)
Distributions to shareholders from:
Net investment income
Class A	(3,137,145)	(2,398,135)
Class F	(9,246)	(40)
Class I	(6,356,542)	(5,001,838)
Class P	(167,693)	–
Class R2	(33)	–
Class R3	(6,917)	–
Net realized gain
Class A	–	(329,757,267)
Class B	–	(9,462,347)
Class C	–	(13,963,606)
Class F	–	(1,441)
Class I	–	(171,217,383)
Class P	–	(60,147,299)
Total distributions to shareholders	(9,677,576)	(591,949,356)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	318,764,729	1,077,676,982
Reinvestment of distributions	8,991,594	545,622,341
Cost of shares reacquired	(336,971,190)	(1,202,896,823)
Cost of redemption in-kind (See Note 6)	–	(53,360,378)
Net increase (decrease) in net assets resulting from capital share transactions	(9,214,867)	367,042,122
Net increase (decrease) in net assets	223,154,416	(1,610,731,309)
NET ASSETS:
Beginning of period	$2,461,306,023	$4,072,037,332
End of period	$2,684,460,439	$2,461,306,023
Undistributed net investment income	$957,173	$7,996,182

See Notes to Financial Statements.

Financial Highlights

CLASSIC STOCK FUND (formerly, Large Cap Core Fund)

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$20.90		$32.95	$30.64	$28.66	$28.42	$24.88
Investment operations:
Net investment income(a)	.11		.21	.16	.18	.15	.18
Net realized and unrealized gain (loss)	1.44		(9.98)	3.40	3.00	1.10	3.42
Total from investment operations	1.55		(9.77)	3.56	3.18	1.25	3.60
Distributions to shareholders from:
Net investment income	(.22)		(.15)	(.17)	(.10)	(.17)	(.06)
Net realized gain	–		(2.13)	(1.08)	(1.10)	(.84)	–
Total distributions	(.22)		(2.28)	(1.25)	(1.20)	(1.01)	(.06)
Net asset value, end of period	$22.23		$20.90	$32.95	$30.64	$28.66	$28.42
Total Return(b)	7.52	%(c)	(31.78)%	12.05%	11.50%	4.49%	14.48%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.65	%(c)	1.30%	1.30%	1.30%	1.30%	1.39%
Expenses, including expense reductions and expenses reimbursed	.65	%(c)	1.30%	1.30%	1.30%	1.30%	1.39%
Expenses, excluding expense reductions and expenses reimbursed	.70	%(c)	1.33%	1.31%	1.33%	1.32%	1.41%
Net investment income	.53	%(c)	.77%	.50%	.63%	.53%	.67%
Supplemental Data:
Net assets, end of period (000)	$532,600		$494,847	$707,266	$645,539	$523,322	$324,690
Portfolio turnover rate	36.91	%(c)	36.96%	44.97%	39.51%	44.86%	47.14%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND (formerly, Large Cap Core Fund)

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$19.86		$31.47	$29.34	$27.56	$27.38	$24.07
Investment operations:
Net investment income (loss)(a)	.04		.03	(.05)	(.01)	(.03)	– (b)
Net realized and unrealized gain (loss)	1.38		(9.51)	3.26	2.89	1.05	3.31
Total from investment operations	1.42		(9.48)	3.21	2.88	1.02	3.31
Distributions to shareholders from:
Net investment income	(.04)		–	–	–	– (b)	–
Net realized gain	–		(2.13)	(1.08)	(1.10)	(.84)	–
Total distributions	(.04)		(2.13)	(1.08)	(1.10)	(.84)	–
Net asset value, end of period	$21.24		$19.86	$31.47	$29.34	$27.56	$27.38
Total Return(c)	7.18	%(d)	(32.23)%	11.29%	10.80%	3.78%	13.75%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.97	%(d)	1.95%	1.95%	1.95%	1.95%	2.03%
Expenses, including expense reductions and expenses reimbursed	.97	%(d)	1.95%	1.95%	1.95%	1.95%	2.03%
Expenses, excluding expense reductions and expenses reimbursed	1.02	%(d)	1.98%	1.96%	1.98%	1.97%	2.05%
Net investment income (loss)	.21	%(d)	.11%	(.15)%	(.02)%	(.11)%	.03%
Supplemental Data:
Net assets, end of period (000)	$42,817		$43,374	$74,005	$78,277	$81,373	$82,876
Portfolio turnover rate	36.91	%(d)	36.96%	44.97%	39.51%	44.86%	47.14%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND (formerly, Large Cap Core Fund)

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$19.94		$31.59	$29.44	$27.66	$27.47	$24.15
Investment operations:
Net investment income (loss)(a)	.04		.03	(.05)	– (b)	(.03)	– (b)
Net realized and unrealized gain (loss)	1.38		(9.55)	3.28	2.88	1.06	3.32
Total from investment operations	1.42		(9.52)	3.23	2.88	1.03	3.32
Distributions to shareholders from:
Net investment income	(.06)		– (b)	–	–	– (b)	–
Net realized gain	–		(2.13)	(1.08)	(1.10)	(.84)	–
Total distributions	(.06)		(2.13)	(1.08)	(1.10)	(.84)	–
Net asset value, end of period	$21.30		$19.94	$31.59	$29.44	$27.66	$27.47
Total Return(c)	7.17	%(d)	(32.24)%	11.32%	10.76%	3.81%	13.75%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.97	%(d)	1.95%	1.95%	1.95%	1.95%	2.03%
Expenses, including expense reductions and expenses reimbursed	.97	%(d)	1.95%	1.95%	1.95%	1.95%	2.03%
Expenses, excluding expense reductions and expenses reimbursed	1.02	%(d)	1.98%	1.96%	1.98%	1.97%	2.05%
Net investment income (loss)	.21	%(d)	.12%	(.15)%	(.02)%	(.12)%	.03%
Supplemental Data:
Net assets, end of period (000)	$73,594		$65,200	$94,948	$86,535	$73,328	$39,625
Portfolio turnover rate	36.91	%(d)	36.96%	44.97%	39.51%	44.86%	47.14%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND (formerly, Large Cap Core Fund)

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$20.88		$32.96	$33.52
Investment operations:
Net investment income(b)	.11		.32	.05
Net realized and unrealized gain (loss)	1.47		(10.02)	(.61)
Total from investment operations	1.58		(9.70)	(.56)
Distributions to shareholders from:
Net investment income	(.30)		(.25)	–
Net realized gain	–		(2.13)	–
Total distributions	(.30)		(2.38)	–
Net asset value, end of period	$22.16		$20.88	$32.96
Total Return(c)	7.69	%(d)	(31.64)%	(1.67	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.52	%(d)	1.05%	.18	%(d)
Expenses, including expense reductions and expenses reimbursed	.52	%(d)	1.04%	.18	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.57	%(d)	1.11%	.19	%(d)
Net investment income	.54	%(d)	1.25%	.16	%(d)
Supplemental Data:
Net assets, end of period (000)	$8,242		$2,453	$10
Portfolio turnover rate	36.91	%(d)	36.96%	44.97%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND (formerly, Large Cap Core Fund)

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$20.99		$33.08	$30.76	$28.74	$28.50	$24.93
Investment operations:
Net investment income(a)	.14		.31	.26	.29	.24	.93
Net realized and unrealized gain (loss)	1.44		(10.01)	3.41	3.01	1.11	2.77
Total from investment operations	1.58		(9.70)	3.67	3.30	1.35	3.70
Distributions to shareholders from:
Net investment income	(.31)		(.26)	(.27)	(.18)	(.27)	(.13)
Net realized gain	–		(2.13)	(1.08)	(1.10)	(.84)	–
Total distributions	(.31)		(2.39)	(1.35)	(1.28)	(1.11)	(.13)
Net asset value, end of period	$22.26		$20.99	$33.08	$30.76	$28.74	$28.50
Total Return(b)	7.67	%(c)	(31.53)%	12.40%	11.92%	4.83%	14.89%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.47	%(c)	.95%	.95%	.95%	.95%	.93%
Expenses, including expense reductions and expenses reimbursed	.47	%(c)	.95%	.95%	.95%	.95%	.93%
Expenses, excluding expense reductions and expenses reimbursed	.53	%(c)	.98%	.96%	.98%	.98%	1.07%
Net investment income	.70	%(c)	1.13%	.84%	.99%	.84%	3.35%
Supplemental Data:
Net assets, end of period (000)	$202,386		$174,231	$221,345	$202,879	$135,677	$12,991
Portfolio turnover rate	36.91	%(c)	36.96%	44.97%	39.51%	44.86%	47.14%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND (formerly, Large Cap Core Fund)

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$20.96		$33.05	$30.65	$28.70	$28.50	$25.01
Investment operations:
Net investment income(a)	.10		.18	.12	.15	.10	.17
Net realized and unrealized gain (loss)	1.45		(10.01)	3.42	3.01	1.12	3.42
Total from investment operations	1.55		(9.83)	3.54	3.16	1.22	3.59
Distributions to shareholders from:
Net investment income	(.19)		(.13)	(.06)	(.11)	(.18)	(.10)
Net realized gain	–		(2.13)	(1.08)	(1.10)	(.84)	–
Total distributions	(.19)		(2.26)	(1.14)	(1.21)	(1.02)	(.10)
Net asset value, end of period	$22.32		$20.96	$33.05	$30.65	$28.70	$28.50
Total Return(b)	7.47	%(c)	(31.85)%	11.93%	11.40%	4.38%	14.39%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.70	%(c)	1.40%	1.40%	1.40%	1.40%	1.48%
Expenses, including expense reductions and expenses reimbursed	.70	%(c)	1.40%	1.40%	1.40%	1.40%	1.48%
Expenses, excluding expense reductions and expenses reimbursed	.75	%(c)	1.43%	1.41%	1.43%	1.43%	1.50%
Net investment income	.49	%(c)	.66%	.38%	.53%	.37%	.58%
Supplemental Data:
Net assets, end of period (000)	$3,974		$4,635	$7,214	$7,314	$6,749	$294
Portfolio turnover rate	36.91	%(c)	36.96%	44.97%	39.51%	44.86%	47.14%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND (formerly, Large Cap Core Fund)

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$20.91		$32.93	$33.52
Investment operations:
Net investment income(b)	.14		.28	.03
Net realized and unrealized gain (loss)	1.45		(9.96)	(.62)
Total from investment operations	1.59		(9.68)	(.59)
Distributions to shareholders from:
Net investment income	(.29)		(.21)	–
Net realized gain	–		(2.13)	–
Total distributions	(.29)		(2.34)	–
Net asset value, end of period	$22.21		$20.91	$32.93
Total Return(c)	7.71	%(d)	(31.57)%	(1.76	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.45	%(d)	1.04%	.26	%(d)
Expenses, including expense reductions and expenses reimbursed	.45	%(d)	1.04%	.26	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.51	%(d)	1.07%	.26	%(d)
Net investment income	.72	%(d)	1.04%	.08	%(d)
Supplemental Data:
Net assets, end of period (000)	$7		$7	$10
Portfolio turnover rate	36.91	%(d)	36.96%	44.97%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

CLASSIC STOCK FUND (formerly, Large Cap Core Fund)

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$20.82		$32.94	$33.52
Investment operations:
Net investment income(b)	.09		.22	.03
Net realized and unrealized gain (loss)	1.44		(9.99)	(.61)
Total from investment operations	1.53		(9.77)	(.58)
Distributions to shareholders from:
Net investment income	(.26)		(.22)	–
Net realized gain	–		(2.13)	–
Total distributions	(.26)		(2.35)	–
Net asset value, end of period	$22.09		$20.82	$32.94
Total Return(c)	7.43	%(d)	(31.86)%	(1.73	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.72	%(d)	1.42%	.24	%(d)
Expenses, including expense reductions and expenses reimbursed	.72	%(d)	1.42%	.24	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.77	%(d)	1.48%	.25	%(d)
Net investment income	.44	%(d)	.88%	.10	%(d)
Supplemental Data:
Net assets, end of period (000)	$431		$321	$10
Portfolio turnover rate	36.91	%(d)	36.96%	44.97%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights

SMALL CAP VALUE FUND

	Class A Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$18.32		$33.10	$34.60	$31.40	$29.54	$25.66
Investment operations:
Net investment income (loss)(a)	.01		.04	.04	(.02)	(.09)	– (b)
Net realized and unrealized gain (loss)	1.86		(9.97)	2.99	6.09	4.60	5.52
Total from investment operations	1.87		(9.93)	3.03	6.07	4.51	5.52
Distributions to shareholders from:
Net investment income	(.05)		(.04)	–	–	–	–
Net realized gain	–		(4.81)	(4.53)	(2.87)	(2.65)	(1.64)
Total distributions	(.05)		(4.85)	(4.53)	(2.87)	(2.65)	(1.64)
Net asset value, end of period	$20.14		$18.32	$33.10	$34.60	$31.40	$29.54
Total Return(c)	10.21	%(d)	(34.96)%	10.08%	21.14%	16.78%	22.92%
Ratios to Average Net Assets:
Expenses, including expense reductions	.63	%(d)	1.23%	1.23%	1.23%	1.31%	1.39%
Expenses, excluding expense reductions	.63	%(d)	1.23%	1.23%	1.24%	1.31%	1.39%
Net investment income (loss)	.07	%(d)	.17%	.13%	(.06)%	(.31)%	(.03)%
Supplemental Data:
Net assets, end of period (000)	$1,274,522		$1,216,253	$2,287,085	$2,367,218	$1,714,898	$939,899
Portfolio turnover rate	34.96	%(d)	77.87%	61.44%	71.14%	71.25%	67.04%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class B Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$16.07		$29.78	$31.77	$29.25	$27.87	$24.44
Investment operations:
Net investment loss(a)	(.04)		(.12)	(.17)	(.23)	(.27)	(.18)
Net realized and unrealized gain (loss)	1.62		(8.78)	2.71	5.62	4.30	5.25
Total from investment operations	1.58		(8.90)	2.54	5.39	4.03	5.07
Distributions to shareholders from:
Net realized gain	–		(4.81)	(4.53)	(2.87)	(2.65)	(1.64)
Net asset value, end of period	$17.65		$16.07	$29.78	$31.77	$29.25	$27.87
Total Return(b)	9.83	%(c)	(35.41)%	9.33%	20.29%	15.99%	22.17%
Ratios to Average Net Assets:
Expenses, including expense reductions	.98	%(c)	1.93%	1.93%	1.92%	1.95%	2.00%
Expenses, excluding expense reductions	.98	%(c)	1.93%	1.93%	1.93%	1.95%	2.00%
Net investment loss	(.27	)%(c)	(.54)%	(.58)%	(.77)%	(1.03)%	(.74)%
Supplemental Data:
Net assets, end of period (000)	$17,811		$25,955	$58,676	$71,741	$113,208	$192,098
Portfolio turnover rate	34.96	%(c)	77.87%	61.44%	71.14%	71.25%	67.04%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class C Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$16.10		$29.83	$31.82	$29.29	$27.90	$24.46
Investment operations:
Net investment loss(a)	(.04)		(.12)	(.17)	(.22)	(.26)	(.18)
Net realized and unrealized gain (loss)	1.62		(8.80)	2.71	5.62	4.30	5.26
Total from investment operations	1.58		(8.92)	2.54	5.40	4.04	5.08
Distributions to shareholders from:
Net realized gain	–		(4.81)	(4.53)	(2.87)	(2.65)	(1.64)
Net asset value, end of period	$17.68		$16.10	$29.83	$31.82	$29.29	$27.90
Total Return(b)	9.81	%(c)	(35.42)%	9.32%	20.30%	16.01%	22.19%
Ratios to Average Net Assets:
Expenses, including expense reductions	.98	%(c)	1.93%	1.93%	1.93%	1.95%	2.00%
Expenses, excluding expense reductions	.98	%(c)	1.93%	1.93%	1.93%	1.96%	2.00%
Net investment loss	(.28	)%(c)	(.53)%	(.58)%	(.76)%	(.99)%	(.74)%
Supplemental Data:
Net assets, end of period (000)	$45,359		$46,307	$86,971	$91,715	$91,195	$89,408
Portfolio turnover rate	34.96	%(c)	77.87%	61.44%	71.14%	71.25%	67.04%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class F Shares
	Six Months Ended 5/31/2009 (unaudited)		Year Ended 11/30/2008	9/28/2007(a) to 11/30/2007
Per Share Operating Performance
Net asset value, beginning of period	$18.30		$33.11	$33.61
Investment operations:
Net investment income(b)	.01		.08	.01
Net realized and unrealized gain (loss)	1.86		(9.95)	(.51)
Total from investment operations	1.87		(9.87)	(.50)
Distributions to shareholders from:
Net investment income	(.12)		(.13)	–
Net realized gain	–		(4.81)	–
Total distributions	(.12)		(4.94)	–
Net asset value, end of period	$20.05		$18.30	$33.11
Total Return(c)	10.26	%(d)	(34.82)%	(1.49	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.52	%(d)	1.04%	.18	%(d)
Expenses, excluding expense reductions	.52	%(d)	1.04%	.18	%(d)
Net investment income	.03	%(d)	.32%	.04	%(d)
Supplemental Data:
Net assets, end of period (000)	$19,694		$1,425	$10
Portfolio turnover rate	34.96	%(d)	77.87%	61.44%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class I Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$19.38		$34.75	$36.00	$32.46	$30.36	$26.23
Investment operations:
Net investment income(a)	.04		.13	.14	.08	.02	.10
Net realized and unrealized gain (loss)	1.96		(10.55)	3.14	6.33	4.73	5.67
Total from investment operations	2.00		(10.42)	3.28	6.41	4.75	5.77
Distributions to shareholders from:
Net investment income	(.13)		(.14)	–	–	–	–
Net realized gain	–		(4.81)	(4.53)	(2.87)	(2.65)	(1.64)
Total distributions	(.13)		(4.95)	(4.53)	(2.87)	(2.65)	(1.64)
Net asset value, end of period	$21.25		$19.38	$34.75	$36.00	$32.46	$30.36
Total Return(b)	10.38	%(c)	(34.77)%	10.42%	21.53%	17.14%	23.40%
Ratios to Average Net Assets:
Expenses, including expense reductions	.48	%(c)	.93%	.93%	.93%	.96%	1.00%
Expenses, excluding expense reductions	.48	%(c)	.93%	.93%	.93%	.96%	1.00%
Net investment income	.22	%(c)	.48%	.43%	.25%	.05%	.38%
Supplemental Data:
Net assets, end of period (000)	$1,080,679		$942,604	$1,227,169	$1,045,397	$632,444	$304,763
Portfolio turnover rate	34.96	%(c)	77.87%	61.44%	71.14%	71.25%	67.04%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class P Shares
	Six Months Ended 5/31/2009		Year Ended 11/30
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$18.15		$32.84	$34.40	$31.28	$29.47	$25.61
Investment operations:
Net investment income (loss)(a)	–	(b)	.01	(.01)	(.06)	(.11)	.01
Net realized and unrealized gain (loss)	1.83		(9.89)	2.98	6.05	4.57	5.49
Total from investment operations	1.83		(9.88)	2.97	5.99	4.46	5.50
Distributions to shareholders from:
Net investment income	(.01)		–	–	–	–	–
Net realized gain	–		(4.81)	(4.53)	(2.87)	(2.65)	(1.64)
Net asset value, end of period	$19.97		$18.15	$32.84	$34.40	$31.28	$29.47
Total Return(c)	10.11	%(d)	(35.04)%	9.95%	20.95%	16.68%	22.84%
Ratios to Average Net Assets:
Expenses, including expense reductions	.71	%(d)	1.38%	1.38%	1.38%	1.41%	1.45%
Expenses, excluding expense reductions	.71	%(d)	1.38%	1.38%	1.38%	1.41%	1.45%
Net investment income (loss)	(.01	)%(d)	.02%	(.03)%	(.20)%	(.39)%	.03%
Supplemental Data:
Net assets, end of period (000)	$244,924		$227,658	$412,127	$447,775	$328,055	$141,389
Portfolio turnover rate	34.96	%(d)	77.87%	61.44%	71.14%	71.25%	67.04%

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class R2 Shares
	Six Months Ended 5/31/2009 (unaudited)		3/24/2008(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$18.29		$25.99
Investment operations:
Net investment loss(b)	(.01)		(.02)
Net realized and unrealized gain (loss)	1.84		(7.68)
Total from investment operations	1.83		(7.70)
Distributions to shareholders from:
Net investment income	(.04)		–
Net asset value, end of period	$20.08		$18.29
Total Return(c)	10.03	%(d)	(29.63	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.77	%(d)	1.03	%(d)
Expenses, excluding expense reductions	.77	%(d)	1.04	%(d)
Net investment loss	(.08	)%(d)	(.07	)%(d)
Supplemental Data:
Net assets, end of period (000)	$19		$14
Portfolio turnover rate	34.96	%(d)	77.87%

(a) Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SMALL CAP VALUE FUND

	Class R3 Shares
	Six Months Ended 5/31/2009 (unaudited)		3/24/2008(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$18.29		$25.99
Investment operations:
Net investment income (loss)(b)	(.01)		.02
Net realized and unrealized gain (loss)	1.85		(7.72)
Total from investment operations	1.84		(7.70)
Distributions to shareholders from:
Net investment income	(.10)		–
Net asset value, end of period	$20.03		$18.29
Total Return(c)	10.10	%(d)	(29.63	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.73	%(d)	1.00	%(d)
Expenses, excluding expense reductions	.73	%(d)	1.00	%(d)
Net investment income (loss)	(.04	)%(d)	.07	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,452		$1,090
Portfolio turnover rate	34.96	%(d)	77.87%

(a) Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds and their respective classes: Lord Abbett Classic Stock Fund ("Classic Stock Fund," formerly, Large Cap Core Fund) and Small-Cap Value Series ("Small Cap Value Fund") (collectively, the "Funds"). Effective July 1, 2009, Large Cap Core Fund changed its name to Classic Stock Fund.

Classic Stock Fund's investment objective is growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund's investment objective is long-term capital appreciation. Each Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Small Cap Value Fund is open to certain new investors on a limited basis as set forth in the Fund's prospectus. The Funds' Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds' prospectuses.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Notes to Financial Statements (unaudited)(continued)

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the fiscal years ended November 30, 2005 through November 30, 2008. The statutes of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–In accordance with Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular

Notes to Financial Statements (unaudited)(continued)

valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing each Fund's investments carried at value:

	Classic Stock Fund	Small Cap Value Fund
Valuation Inputs	Investments in Securities (000)	Investments in Securities (000)
Level 1 – Quoted Prices	$863,137	$2,684,227
Total	$863,137	$2,684,227

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on each Fund's average daily net assets at the following annual rates:

Classic Stock Fund:
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended May 31, 2009, the effective management fee paid to Lord Abbett, with respect to the Classic Stock Fund, was at an annualized rate of .70% of the Fund's average daily net assets.

Small Cap Value Fund:
First $2 billion	.75%
Over $2 billion	.70%

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2009, the effective management fee paid to Lord Abbett, with respect to the Small Cap Value Fund, was at an annualized rate of .74% of the Fund's average daily net assets.

For the period December 1, 2008 through March 31, 2009, Lord Abbett contractually agreed to reimburse Classic Stock Fund's expenses to the extent necessary so that each class' total annual operating expenses did not exceed the rates below. Effective April 1, 2009, Lord Abbett voluntarily agreed to reimburse the Fund based on the same rates in effect at December 1, 2008. Effective July 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	Effective Date:
	December 1, 2008	July 1, 2009
	% of Average Daily Net Assets
A	1.30%	.98%
B	1.95%	1.63%
C	1.95%	1.63%
F	1.05%	.73%
I	.95%	.63%
P	1.40%	1.08%
R2	1.55%	1.23%
R3	1.45%	1.13%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its reimbursement at any time for all classes of Classic Stock Fund.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Classic Stock Fund and Small Cap Value Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fee and distribution and service fees) of the Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund's Statement of Operations and Payable to affiliates on each Fund's Statement of Assets and Liabilities.

As of May 31, 2009, the percentages of Classic Stock Fund's outstanding shares owned by Balanced Strategy Fund, Diversified Equity Strategy Fund, Growth & Income Strategy Fund and Global Allocation Fund were 13.14%, 2.24%, 6.02% and .66%, respectively.

As of May 31, 2009, the percentage of Small Cap Value Fund's outstanding shares owned by Alpha Strategy Fund was 3.16%.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%		.25%	.25%	-	.20%	.25%	.25%
Distribution	.10	%(1)	.75%	.75%	.10%	.25%	.35%	.25%

*  The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) Effective October 1, 2005, the Class A Distribution Fee for Small Cap Value Fund was reduced from .10% of average daily net assets to .05% of average daily net assets.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2009:

	Distributor Commissions	Dealers' Concessions
Classic Stock Fund	$175,116	$951,795
Small Cap Value Fund	9,563	51,746

Distributor received the following amount of CDSCs for the six months ended May 31, 2009.

	Class A	Class C
Classic Stock Fund	$1,038	$6,435
Small Cap Value Fund	675	929

Two Directors and certain of the Funds' officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semiannually for Classic Stock Fund and at least annually for Small Cap Value Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2009 and the fiscal year ended November 30, 2008 was as follows:

	Classic Stock Fund		Small Cap Value Fund
	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008	Six Months Ended 5/31/2009 (unaudited)	Year Ended 11/30/2008
Distributions paid from:
Ordinary income	$8,402,412	$12,030,614	$9,677,576	$129,921,565
Net long-term capital gains	-	65,519,683	-	462,027,791
Total distributions paid	$8,402,412	$77,550,297	$9,677,576	$591,949,356

As of November 30, 2008, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	Total
Classic Stock Fund	$23,315,627	$23,315,627
Small Cap Value Fund	189,426,175	189,426,175

As of May 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Classic Stock Fund	Small Cap Value Fund
Tax cost	$898,561,995	$2,817,249,609
Gross unrealized gain	84,419,821	233,098,472
Gross unrealized loss	(119,844,576)	(366,121,103)
Net unrealized security loss	$(35,424,755)	$(133,022,631)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2009 were as follows:

	Purchases	Sales
Classic Stock Fund	$317,540,134	$280,256,279
Small Cap Value Fund	849,616,011	822,219,626

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2009.

6. REDEMPTIONS IN-KIND

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payments for a redemption of Fund shares ("redemptions in-kind"). For financial reporting purposes, the Fund recognizes a gain on redemptions in-kind to the extent the value of the distributed securities exceeds their costs; each Fund recognizes a loss if the cost exceeds value. During the fiscal year ended November 30, 2008, shareholders of the Small Cap Value Fund redeemed Fund shares in exchange for Fund portfolio securities, causing the Fund to realize a net gain of $130,330.

Notes to Financial Statements (unaudited)(continued)

7. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

9. LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2009.

10. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the six months ended May 31, 2009:

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2009	Value at 5/31/2009	Net Realized Loss 12/1/2008 to 5/31/2009(a)	Dividend Income 12/1/2008 to 5/31/2009(a)
AAR Corp.(b)	2,331,364	-	(1,342,800)	988,564	$-	$(2,982,617)	$-
Anixter International, Inc.	2,115,002	45,000	(211,400)	1,948,602	79,931,654	(4,237,033)	-
Boston Beer Co., Inc. (The) Class A(c)	412,739	134,200	-	546,939	15,598,700	-	-
Bristow Group, Inc.(c)	1,297,046	198,797	-	1,495,843	47,313,514	-	-
Carlisle Cos., Inc.(b)	3,652,970	-	(2,069,600)	1,583,370	-	(8,231,050)	-
Curtiss-Wright Corp.	2,982,655	17,400	(35,900)	2,964,155	86,790,458	(968,832)	475,745
Financial Federal Corp.	2,266,148	38,900	-	2,305,048	57,142,140	-	691,514

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2009	Value at 5/31/2009	Net Realized Loss 12/1/2008 to 5/31/2009(a)	Dividend Income 12/1/2008 to 5/31/2009(a)
Koppers Holdings, Inc.	1,141,000	590,200	-	1,731,200	$43,782,048	$-	$474,261
Odyssey Healthcare, Inc.	2,925,000	-	(114,600)	2,810,400	27,598,128	(147,411)	-
Quanex Building Products Corp.	2,467,229	34,594	-	2,501,823	27,620,126	-	150,109
Rogers Corp.	1,604,535	6,600	(83,800)	1,527,335	26,056,335	(2,394,745)	-
ScanSource, Inc.	2,167,999	-	-	2,167,999	53,636,295	-	-
Skilled Healthcare Group, Inc. Class A	1,797,300	-	(36,500)	1,760,800	16,569,128	(269,168)	-
Susser Holdings Corp.	1,093,152	-	(26,200)	1,066,952	14,489,208	(91,333)	-
Total					$496,527,734	$(19,322,189)	$1,791,629

(a) Represents realized losses and dividend income earned only when the issuer was an affiliate of the Fund.

(b) No longer an affiliated issuer as of May 31, 2009.

(c) Not an affiliated issuer as of November 30, 2008.

11. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

12. INVESTMENT RISKS

Classic Stock Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund's performance.

Notes to Financial Statements (unaudited)(continued)

13. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

CLASSIC STOCK FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,065,083	$81,438,208	6,145,233	$159,595,132
Converted from Class B*	149,476	2,941,564	197,247	5,441,049
Reinvestment of distributions	252,441	5,154,812	1,563,557	47,219,436
Shares reacquired	(4,186,643)	(80,789,346)	(5,691,420)	(150,155,336)
Increase	280,357	$8,745,238	2,214,617	$62,100,281
Class B Shares
Shares sold	286,336	$5,440,857	459,358	$12,000,175
Reinvestment of distributions	4,153	81,236	148,532	4,289,609
Shares reacquired	(302,251)	(5,655,389)	(568,491)	(14,673,345)
Converted to Class A*	(156,230)	(2,941,564)	(206,859)	(5,441,049)
Decrease	(167,992)	$(3,074,860)	(167,460)	$(3,824,610)
Class C Shares
Shares sold	718,107	$13,785,534	965,997	$24,954,020
Reinvestment of distributions	7,819	153,411	163,366	4,737,589
Shares reacquired	(540,968)	(10,012,635)	(865,196)	(22,126,501)
Increase	184,958	$3,926,310	264,167	$7,565,108
Class F Shares
Shares sold	292,954	$5,024,545	128,943.671	$3,586,318
Reinvestment of distributions	1,625	33,040	24.000	711
Shares reacquired	(40,044)	(803,359)	(11,819.000)	(290,682)
Increase	254,535	$4,254,226	117,148.671	$3,296,347
Class I Shares
Shares sold	801,454	$15,951,173	1,378,033	$39,074,820
Reinvestment of distributions	127,872	2,611,149	547,148	16,540,304
Shares reacquired	(141,466)	(2,615,524)	(313,103)	(7,875,727)
Increase	787,860	$15,946,798	1,612,078	$47,739,397
Class P Shares
Shares sold	17,882	$357,361	41,558	$1,102,999
Reinvestment of distributions	1,936	39,699	16,324	494,955
Shares reacquired	(62,940)	(1,202,270)	(54,979)	(1,442,956)
Increase (decrease)	(43,122)	$(805,210)	2,903	$154,998
Class R2 Shares
Shares sold	-	$-	1.061	$22
Reinvestment of distributions	4.540	92	23.191	699
Increase	4.540	$92	24.252	$721
Class R3 Shares
Shares sold	4,856	$98,372	15,802.671	$437,112
Reinvestment of distributions	195	3,962	23.000	701
Shares reacquired	(956)	(19,559)	(723.000)	(19,644)
Increase	4,095	$82,775	15,102.671	$418,169

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

SMALL CAP VALUE FUND

	Six Months Ended May 31, 2009 (unaudited)		Year Ended November 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,072,383	$144,719,341	17,562,795	$455,552,081
Converted from Class B*	438,059	7,527,830	283,182	7,073,670
Reinvestment of distributions	156,873	2,930,390	11,483,374	317,744,963
Shares reacquired	(11,766,248)	(204,730,275)	(32,041,671)	(789,959,346)
Decrease	(3,098,933)	$(49,552,714)	(2,712,320)	$(9,588,632)
Class B Shares
Shares sold	50,926	$794,588	165,367	$3,870,722
Reinvestment of distributions	-	-	311,249	7,603,875
Shares reacquired	(157,670)	(2,768,166)	(510,078)	(11,469,878)
Converted to Class A*	(499,187)	(7,527,830)	(321,748)	(7,073,670)
Decrease	(605,931)	$(9,501,408)	(355,210)	$(7,068,951)
Class C Shares
Shares sold	101,745	$1,603,442	346,543	$8,216,387
Reinvestment of distributions	-	-	327,312	8,012,610
Shares reacquired	(412,399)	(6,323,155)	(713,682)	(15,718,610)
Increase (decrease)	(310,654)	$(4,719,713)	(39,827)	$510,387
Class F Shares
Shares sold	988,849	$13,902,451	84,316.000	$2,321,051
Reinvestment of distributions	474	8,798	53.000	1,471
Shares reacquired	(85,174)	(1,542,300)	(6,765.530)	(160,366)
Increase	904,149	$12,368,949	77,603.470	$2,162,156
Class I Shares
Shares sold	6,536,725	$124,840,123	19,467,963	$512,061,416
Reinvestment of distributions	299,707	5,898,235	5,501,668	160,593,678
Shares reacquired	(4,613,048)	(84,659,565)	(9,617,399)	(246,489,177)
Redemptions in-kind	-	-	(2,036,656)	(53,360,378)
Increase	2,223,384	$46,078,793	13,315,576	$372,805,539
Class P Shares
Shares sold	1,840,258	$32,468,593	3,656,445	$93,737,986
Reinvestment of distributions	8,071	149,560	1,882,863	51,665,744
Shares reacquired	(2,128,174)	(36,724,240)	(5,543,667)	(138,827,224)
Increase (decrease)	(279,845)	$(4,106,087)	(4,359)	$6,576,506
			Period Ended November 30, 2008†
Class R2 Shares
Shares sold	167.380	$2,890	782.620	$20,870
Increase	167.380	$2,890	782.620	$20,870
Class R3 Shares
Shares sold	25,395	$433,301	71,721	$1,896,469
Reinvestment of distributions	248	4,611	-	-
Shares reacquired	(12,746)	(223,489)	(12,124)	(272,222)
Increase	12,897	$214,423	59,597	$1,624,247

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

† For the period March 24, 2008 (commencement of investment operations) to November 30, 2008.

Notes to Financial Statements (unaudited)(concluded)

14. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

Approval of Advisory Contracts

At meetings held on December 10 and 11, 2008, the Board of the Company, including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC. ("Lord Abbett"), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreements before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of each Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

The Board observed that the investment performance of the Class A shares of the Large-Cap Core Fund was in the first quintile of its performance universe for the nine-month, five-year, and ten-year periods, in the second quintile for the one-year period, and in the third quintile for the three-year period. The Board also observed that the Fund's investment performance was above that of the Lipper Large-Cap Core Index for each of those periods.

The Board reviewed the Small Cap Value Fund's investment performance in relation to that of two performance universes, the first consisting of small-cap core funds and the second consisting of small-cap value funds, both in terms of total return and other measures. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of both performance universes for the nine-month, one-year, three-year, five-year, and ten-year periods. The Board also observed that the Fund's investment performance was above that of each of the Lipper Small-Cap Core Index and the Lipper Small-Cap Value Index for each of those periods, both in terms of total return and in terms of other statistical measures.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC ("Distributor") and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders.

As to the Large-Cap Core Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.30%, the total expense ratios of Class B and Class C to not more than 1.95%, the total expense ratio of Class F to not more than 1.05%, the total expense ratio of Class I to not more than 0.95%, the total expense ratio of Class P to not more than 1.40%, the total expense ratio of Class R2 to not more than 1.55%, and the total expense ratio of Class R3 to not more than 1.45%, but that Lord Abbett did not propose to enter into a new agreement and instead intended to make voluntary reimbursements that would keep the expenses of each class at the same level, but which reimbursements it could modify or end at any time. The Board also observed that for the ten months ended September 30, 2008 the contractual management and administrative services fees were approximately five basis points above the median of the peer group and the actual management and administrative service fees were approximately eight basis points above the median of the peer group. The Board observed that for the ten months ended September 30, 2008 the total expense ratio of Class A was approximately fourteen basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately one basis point above the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, the total expense ratio of Class I was approximately ten basis points above the median of the peer group, the total expense ratio of Class P was approximately twelve basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty-nine basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately fourteen basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and Class R3 would have been approximately fifty-six and three basis points higher, respectively. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the Small Cap Value Fund, the Board considered the management fees and total expenses of the Fund in comparison to two peer groups, the first consisting of small-cap core funds and the second consisting of small-cap value funds. As to the first peer group, the Board observed that for the ten months ended September 30, 2008 the contractual management and administrative services fees were approximately nine basis points below the median of the peer group and the actual management and administrative services fees were approximately thirteen basis points below the median of the peer group. The Board observed that for the ten months ended September 30, 2008 the total expense ratios of Class A, Class B, and Class C were approximately seven basis points below the median of the peer group, the total expense ratio of Class F was approximately eleven basis points below the median of the peer group, the total expense ratios of Class I and Class R3 were approximately the same as the median of the peer group, the total expense ratio of Class P was approximately four basis points below the median of the peer group, and the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group. As to the second peer group for expenses, the Board observed that for the ten months ended September 30, 2008 the contractual management and administrative services fees were approximately five basis points above the median of the peer group and the actual management and administrative services fees were approximately one basis point below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately two basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately sixteen basis points below the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, the total expense ratio of Class I was approximately four basis points below the median of the peer group, the total expense ratio of Class P was approximately thirteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately one basis point above the median of the peer group, and the total expense ratio of Class R3 was approximately nine basis points below above the median of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Classic Stock Fund

Small-Cap Value Series

LARF-3-0509

(07/09)

Item 2:                Code of Ethics.

Not applicable.

Item 3:               Audit Committee Financial Expert.

Not applicable.

Item 4:               Principal Accountant Fees and Services.

Not applicable.

Item 5:               Audit Committee of Listed Registrants.

Not applicable.

Item 6:               Investments.

Not applicable.

Item 7:               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:               Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:             Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:             Controls and Procedures.

(a)       Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:             Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date:  July 28, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date:  July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 28, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 28, 2009